UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2021
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2021

		% of Net Assets
	Financial Company Commercial Paper	24.5%
	Other Notes	24.5
	Certificates of Deposit	20.5
	Asset Backed Commercial Paper	12.0
	Other Repurchase Agreements	11.8
	Treasury Debt	5.4
	Treasury Repurchase Agreements	1.3
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2021

% of Net Assets
Overnight (1 Day)	29.9%
2 to 30 Days	19.1
31 to 60 Days	8.5
61 to 90 Days	4.9
Over 90 Days	37.6
Total	100.0%
Average days to maturity	45
Weighted average life	66
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—12.0%
Alinghi Funding Co. LLC(a)	0.160%	01/11/2022	01/11/2022	$ 67,000,000	$ 66,940,844
Alinghi Funding Co. LLC(a)	0.220%	08/12/2021	08/12/2021	38,000,000	37,995,461
Alinghi Funding Co. LLC(a)	0.250%	11/16/2021	11/16/2021	133,000,000	132,930,160
Alinghi Funding Co. LLC(a)	0.260%	07/23/2021	07/23/2021	101,000,000	100,994,063
Alinghi Funding Co. LLC(a)	0.280%	07/13/2021	07/13/2021	97,000,000	96,997,198
Barclays Bank PLC(a)	0.160%	12/09/2021	12/09/2021	50,000,000	49,963,100
Barton Capital SA(a)	0.070%	07/01/2021	07/01/2021	120,000,000	119,999,734
Britannia Funding Co. LLC(a)	0.210%	08/10/2021	08/10/2021	55,000,000	54,991,857
Britannia Funding Co. LLC(a)	0.210%	08/20/2021	08/20/2021	95,300,000	95,281,909
Collateralized Commercial Paper V Co. LLC(a)	0.180%	03/01/2022	03/01/2022	70,000,000	69,912,702
Collateralized Commercial Paper V Co. LLC(a)	0.220%	10/29/2021	10/29/2021	75,000,000	74,969,498
Columbia Funding Co. LLC(a)	0.200%	10/07/2021	10/07/2021	90,000,000	89,957,183
Columbia Funding Co. LLC(a)	0.240%	07/08/2021	07/08/2021	31,000,000	30,999,449
Ionic Capital II Trust(a)	0.100%	07/09/2021	07/09/2021	70,000,000	69,998,600
Ionic Capital II Trust(a)	0.180%	07/01/2021	07/01/2021	65,000,000	64,999,856
Ionic Capital II Trust(a)	0.190%	08/06/2021	08/06/2021	101,000,000	100,989,619
Lexington Parker Capital Co. LLC(a)	0.150%	08/18/2021	08/18/2021	99,051,000	99,037,114
LMA Americas LLC(a)	0.080%	07/01/2021	07/01/2021	100,000,000	99,999,778
LMA Americas LLC(a)	0.080%	07/07/2021	07/07/2021	55,000,000	54,999,144
LMA Americas LLC(a)	0.080%	07/16/2021	07/16/2021	50,000,000	49,998,178
Manhattan Asset Funding Co. LLC(a)	0.220%	01/26/2022	01/26/2022	67,000,000	66,935,122
Mountcliff Funding LLC(a)	0.110%	07/01/2021	07/01/2021	110,000,000	109,999,756
Ridgefield Funding Co. LLC(a)	0.230%	12/02/2021	12/02/2021	83,000,000	82,941,035
Victory Receivables Corp.(a)	0.150%	09/01/2021	09/01/2021	75,000,000	74,985,431
TOTAL ASSET BACKED COMMERCIAL PAPER					1,896,816,791
CERTIFICATES OF DEPOSIT—20.5%
Bank of Montreal, 3 Month USD LIBOR + 0.02%(b)	0.180%	08/11/2021	02/11/2022	150,000,000	149,999,997
Bank of Montreal, Bloomberg Short-Term Bank Yield Index + 0.12%(b)	0.181%	07/01/2021	12/01/2021	42,000,000	41,991,600
Bank of Nova Scotia, 3 Month USD LIBOR + 0.09%(b)	0.265%	07/16/2021	07/16/2021	50,000,000	50,002,877
Canadian Imperial Bank of Commerce(a)	0.270%	01/04/2022	01/04/2022	150,000,000	150,107,104
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.04%(b)	0.215%	07/01/2021	10/01/2021	165,000,000	165,025,017
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.09%(b)	0.208%	09/16/2021	12/16/2021	200,000,000	200,082,954
Credit Agricole Corporate & Investment Bank(a)	0.150%	08/03/2021	08/03/2021	58,500,000	58,503,590
Credit Industriel et Commercial(a)	0.200%	01/14/2022	01/14/2022	125,000,000	125,042,551
Credit Suisse(a)	0.270%	10/08/2021	10/08/2021	100,000,000	100,032,459
ING Bank NV(a)	0.260%	10/08/2021	10/08/2021	150,000,000	150,000,000
KBC Bank NV(a)	0.070%	07/06/2021	07/06/2021	55,000,000	54,999,908
KBC Bank NV(a)	0.080%	07/01/2021	07/01/2021	100,000,000	100,000,000
Mizuho Bank Ltd.(a)	0.160%	07/20/2021	07/20/2021	130,000,000	130,004,330
MUFG Bank Ltd.(a)	0.200%	07/23/2021	07/23/2021	150,000,000	150,013,124
MUFG Bank Ltd.(a)	0.230%	01/27/2022	01/27/2022	125,000,000	125,045,329
MUFG Bank Ltd.(a)	0.240%	10/26/2021	10/26/2021	100,000,000	100,046,168
MUFG Bank Ltd.(a)	0.240%	01/24/2022	01/24/2022	100,000,000	100,042,660
Natixis(a)	0.200%	10/20/2021	10/20/2021	80,000,000	80,023,626
Royal Bank of Canada, 3 Month USD LIBOR + 0.03%(b)	0.192%	08/10/2021	08/10/2021	63,000,000	63,003,052
Royal Bank of Canada, 3 Month USD LIBOR + 0.05%(b)	0.225%	07/08/2021	10/08/2021	150,500,000	150,520,059
Royal Bank of Canada, 3 Month USD LIBOR + 0.09%(b)	0.221%	09/07/2021	12/07/2021	150,000,000	150,052,635
Sumitomo Mitsui Banking Corp.(a)	0.200%	08/20/2021	08/20/2021	100,000,000	100,016,988
Sumitomo Mitsui Banking Corp., 3 Month USD LIBOR + 0.04%(b)	0.215%	07/06/2021	01/04/2022	47,000,000	47,004,802
Sumitomo Mitsui Banking Corp., SOFR + 0.14%(b)	0.190%	07/01/2021	07/22/2021	100,000,000	100,006,720
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.06%(b)	0.236%	08/05/2021	11/05/2021	$ 150,000,000	$ 150,020,652
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.08%(b)	0.226%	09/29/2021	12/29/2021	175,000,000	175,060,874
Swedbank AB(a)	0.060%	07/07/2021	07/07/2021	100,000,000	100,000,000
Toronto Dominion Bank, 3 Month USD LIBOR + 0.04%(b)	0.215%	07/06/2021	10/05/2021	175,000,000	175,018,464
TOTAL CERTIFICATES OF DEPOSIT					3,241,667,540
FINANCIAL COMPANY COMMERCIAL PAPER—24.5%
Caisse D'Amortissement de la Dette Sociale(a)	0.090%	10/12/2021	10/12/2021	100,000,000	99,968,511
Canadian Imperial Bank of Commerce(a)	0.050%	07/02/2021	07/02/2021	100,000,000	99,999,556
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.10%(b)	0.186%	08/03/2021	02/03/2022	182,000,000	182,000,000
Credit Industriel et Commercial(a)	0.160%	03/07/2022	03/07/2022	120,000,000	119,874,167
DBS Bank Ltd.(a)	0.130%	09/20/2021	09/20/2021	48,000,000	47,986,333
DBS Bank Ltd.(a)	0.140%	07/21/2021	07/21/2021	100,000,000	99,993,933
DBS Bank Ltd.(a)	0.150%	09/03/2021	09/03/2021	50,000,000	49,989,799
DBS Bank Ltd.(a)	0.175%	11/03/2021	11/03/2021	50,000,000	49,973,750
HSBC Bank PLC(a)	0.230%	10/26/2021	10/26/2021	75,000,000	74,948,867
HSBC Bank PLC(a)	0.280%	11/17/2021	11/17/2021	49,500,000	49,459,575
HSBC Bank PLC(a)	0.290%	12/01/2021	12/01/2021	150,000,000	149,868,459
HSBC Bank PLC, 3 Month USD LIBOR + 0.14%(b)	0.315%	07/06/2021	10/06/2021	150,000,000	150,000,000
Lloyds Bank PLC(a)	0.150%	07/02/2021	07/02/2021	83,500,000	83,499,675
Lloyds Bank PLC(a)	0.155%	08/02/2021	08/02/2021	80,000,000	79,993,400
National Australia Bank Ltd., 3 Month USD LIBOR(b)	0.176%	08/03/2021	11/03/2021	150,000,000	149,999,997
Natixis(a)	0.205%	10/20/2021	10/20/2021	55,000,000	54,983,744
Nederlandse Waterschapsbank NV(a)	0.205%	07/06/2021	07/06/2021	150,000,000	149,998,000
Oversea-Chinese Banking Corp. Ltd., 3 Month USD LIBOR + 0.05%(b)	0.218%	08/12/2021	08/12/2021	120,000,000	120,000,000
Oversea-Chinese Banking Corp. Ltd., 3 Month USD LIBOR(b)	0.176%	08/03/2021	11/03/2021	99,000,000	99,000,000
Royal Bank of Canada(a)	0.240%	04/14/2022	04/14/2022	140,000,000	139,770,400
Societe Generale(a)	0.125%	12/13/2021	12/13/2021	100,000,000	99,934,983
Societe Generale(a)	0.155%	08/05/2021	08/05/2021	87,000,000	86,994,432
Societe Generale(a)	0.195%	11/01/2021	11/01/2021	191,000,000	190,926,975
Societe Generale(a)	0.240%	07/06/2021	07/06/2021	74,000,000	73,999,136
Societe Generale, 3 Month USD LIBOR + 0.10%(b)	0.186%	08/02/2021	08/02/2021	100,000,000	100,000,000
Svenska Handelsbanken AB, 3 Month USD LIBOR(b)	0.176%	07/26/2021	10/25/2021	94,000,000	93,996,997
Swedbank AB(a)	0.060%	07/01/2021	07/01/2021	165,000,000	164,999,634
Swedbank AB(a)	0.060%	07/06/2021	07/06/2021	100,000,000	99,998,667
Swedbank AB(a)	0.170%	09/03/2021	09/03/2021	185,000,000	184,972,609
Toronto Dominion Bank(a)	0.080%	07/01/2021	07/01/2021	155,000,000	154,999,656
Toyota Motor Finance, 3 Month USD LIBOR + 0.07%(b)	0.245%	07/12/2021	07/12/2021	130,000,000	130,000,000
UBS AG, 3 Month USD LIBOR + 0.07%(b)	0.245%	07/05/2021	10/04/2021	150,000,000	150,003,502
United Overseas Bank Ltd.(a)	0.150%	03/16/2022	03/16/2022	100,000,000	99,887,767
United Overseas Bank Ltd.(a)	0.180%	02/23/2022	02/23/2022	100,000,000	99,900,172
Westpac Banking Corp., 3 Month USD LIBOR + 0.10%(b)	0.180%	08/09/2021	02/07/2022	75,000,000	74,995,460
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,856,918,156
OTHER NOTES—24.5%
ABN Amro Bank NV(a)	0.080%	07/01/2021	07/01/2021	125,000,000	125,000,000
ABN Amro Bank NV(a)	0.090%	07/02/2021	07/02/2021	300,000,000	300,000,000
Australia & New Zealand Banking Group Ltd.(a)	0.080%	07/01/2021	07/01/2021	435,000,000	435,000,000
Bank of America NA, Bloomberg Short-Term Bank Yield Index + 0.18%(b)	0.222%	07/20/2021	10/20/2021	78,400,000	78,384,320
Bank of Montreal(a)	0.080%	07/02/2021	07/02/2021	200,000,000	200,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Bank of Nova Scotia(a)	0.090%	07/06/2021	07/06/2021	$ 150,000,000	$ 150,000,000
Canadian Imperial Bank of Commerce(a)	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
Citibank NA(a)	0.140%	07/01/2021	07/01/2021	250,000,000	250,000,000
Credit Agricole Corporate & Investment Bank(a)	0.060%	07/01/2021	07/01/2021	105,000,000	105,000,000
ING Bank NV(a)	0.100%	07/07/2021	07/07/2021	200,000,000	200,000,000
KBC Bank NV(a)	0.090%	07/01/2021	07/01/2021	350,000,000	350,000,000
Mizuho Bank Ltd.(a)	0.080%	07/01/2021	07/01/2021	350,000,000	350,000,000
National Bank of Canada(a)	0.060%	07/06/2021	07/06/2021	100,000,000	100,000,000
NRW.BANK(a)	0.060%	07/06/2021	07/06/2021	150,000,000	150,000,000
Royal Bank of Canada(a)	0.050%	07/01/2021	07/01/2021	175,000,000	175,000,000
Skandinaviska Enskilda Banken AB(a)	0.040%	07/01/2021	07/01/2021	535,000,000	535,000,000
Svenska Handelsbanken AB(a)	0.030%	07/01/2021	07/01/2021	138,332,000	138,332,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.06%(b)	0.235%	07/01/2021	10/01/2021	125,000,000	125,024,197
TOTAL OTHER NOTES					3,866,740,517
TREASURY DEBT—5.4%
U.S. Treasury Bill(a)	0.005%	07/13/2021	07/13/2021	100,000,000	99,998,542
U.S. Treasury Bill(a)	0.025%	09/09/2021	09/09/2021	150,000,000	149,986,437
U.S. Treasury Bill(a)	0.030%	10/12/2021	10/12/2021	125,000,000	124,983,906
U.S. Treasury Bill(a)	0.038%	12/09/2021	12/09/2021	149,960,000	149,924,791
U.S. Treasury Bill(a)	0.058%	08/19/2021	08/19/2021	125,000,000	124,992,302
U.S. Treasury Bill(a)	0.061%	09/02/2021	09/02/2021	100,000,000	99,991,425
U.S. Treasury Bill(a)	0.085%	07/29/2021	07/29/2021	100,300,000	100,296,372
TOTAL TREASURY DEBT					850,173,775
TREASURY REPURCHASE AGREEMENTS—1.3%
Agreement with Calyon Securities (USA), Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 1.250% due 06/30/2028, valued at $204,000,063); expected proceeds $200,000,278	0.050%	07/01/2021	07/01/2021	200,000,000	200,000,000
OTHER REPURCHASE AGREEMENTS—11.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal National Mortgage Associations, 2.500% – 3.000% due 03/01/2050 – 06/01/2051, and various Corporate Bonds, 0.000% due 09/01/2021 – 03/28/2022, valued at $213,299,200); expected proceeds $209,000,581	0.100%	07/01/2021	07/01/2021	209,000,000	209,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 04/07/2021 (collateralized by various Corporate Bonds, 0.550% – 5.000% due 01/11/2022 – 06/15/2061, valued at $109,675,615); expected proceeds $100,054,306	0.230%	07/01/2021	07/01/2021	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2021 (collateralized by various Corporate Bonds, 0.000% – 8.750% due 05/15/2022 – 06/04/2081, valued at $143,750,000); expected proceeds $125,093,750(c)	0.450%	07/01/2021	08/17/2021	125,000,000	125,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $301,073,610); expected proceeds $275,001,604	0.210%	07/01/2021	07/01/2021	275,000,000	275,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $287,301,902); expected proceeds $266,001,699	0.230%	07/01/2021	07/01/2021	266,000,000	266,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Calyon Securities (USA), Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by various Corporate Bonds, 1.188% – 7.500% due 07/12/2021 – 01/21/2051, valued at $27,650,434); expected proceeds $25,000,681	0.140%	07/06/2021	07/06/2021	$ 25,000,000	$ 25,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/11/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 1.990% – 6.500% due 08/01/2023 – 03/15/2027, valued at $127,508,023); expected proceeds $117,204,978(c)	0.530%	07/01/2021	10/08/2021	117,000,000	117,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $110,160,002); expected proceeds $102,045,220(c)	0.380%	07/01/2021	08/11/2021	102,000,000	102,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/17/2021 (collateralized by various Common Stocks, valued at $162,000,001); expected proceeds $150,142,500(c)	0.380%	07/01/2021	09/15/2021	150,000,000	150,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 5.000% due 06/15/2023 – 07/01/2027, valued at $139,665,478); expected proceeds $127,005,186	0.210%	07/01/2021	07/01/2021	127,000,000	127,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 9.000% due 12/01/2021 – 02/15/2028, valued at $164,653,006); expected proceeds $150,164,125(c)	0.390%	07/01/2021	10/08/2021	150,000,000	150,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 9.000% due 11/01/2022 – 12/15/2026, valued at $43,999,888); expected proceeds $40,046,367(c)	0.390%	07/01/2021	10/15/2021	40,000,000	40,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 1.450% – 3.625% due 11/02/2021 – 05/12/2031, valued at $84,087,552); expected proceeds $78,000,455	0.210%	07/01/2021	07/01/2021	78,000,000	78,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Corporate Bonds, 0.250% – 1.875% due 07/19/2022 – 05/14/2030, valued at $98,940,543); expected proceeds $97,000,485	0.180%	07/01/2021	07/01/2021	97,000,000	97,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,861,000,000
TOTAL INVESTMENTS –100.0% (Cost $15,772,231,520)(d)					15,773,316,779
Other Assets in Excess of Liabilities —0.0%(e)					1,009,373
NET ASSETS –100.0%					$15,774,326,152

See accompanying notes to financial statements.
5

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STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $684,000,000 or 4.3% of net assets as of June 30, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Amount shown represents less than 0.05% of net assets.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,896,816,791	$—	$ 1,896,816,791
Certificates of Deposit	—	3,241,667,540	—	3,241,667,540
Financial Company Commercial Paper	—	3,856,918,156	—	3,856,918,156
Other Notes	—	3,866,740,517	—	3,866,740,517
Treasury Debt	—	850,173,775	—	850,173,775
Treasury Repurchase Agreements	—	200,000,000	—	200,000,000
Other Repurchase Agreements	—	1,861,000,000	—	1,861,000,000
Total Investments	$—	$15,773,316,779	$—	$15,773,316,779
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$13,712,316,779
Repurchase agreements, at value	2,061,000,000
Total Investments	15,773,316,779
Interest receivable — unaffiliated issuers	2,246,618
TOTAL ASSETS	15,775,563,397
LIABILITIES
Due to custodian	551
Advisory and administrator fee payable	637,325
Custody, sub-administration and transfer agent fees payable	504,698
Professional fees payable	56,225
Accrued expenses and other liabilities	38,446
TOTAL LIABILITIES	1,237,245
NET ASSETS	$15,774,326,152
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 13,711,231,520
Repurchase agreements	2,061,000,000
Total cost of investments	$15,772,231,520
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$14,916,912
EXPENSES
Advisory and administrator fee	3,993,954
Custodian, sub-administrator and transfer agent fees	1,044,658
Trustees’ fees and expenses	82,276
Professional fees and expenses	77,702
Printing and postage fees	12,014
Insurance expense	2,141
Miscellaneous expenses	14,341
TOTAL EXPENSES	5,227,086
NET INVESTMENT INCOME (LOSS)	$ 9,689,826
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	216,922
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	609,585
NET REALIZED AND UNREALIZED GAIN (LOSS)	826,507
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$10,516,333
See accompanying notes to financial statements.
8

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STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 9,689,826	$ 123,842,378
Net realized gain (loss)	216,922	(1,520,746)
Net change in unrealized appreciation/depreciation	609,585	(956,675)
Net increase (decrease) in net assets resulting from operations	10,516,333	121,364,957
CAPITAL TRANSACTIONS
Contributions	18,437,269,524	54,032,428,427
Withdrawals	(18,801,013,519)	(59,652,398,320)
Net increase (decrease) in net assets from capital transactions	(363,743,995)	(5,619,969,893)
Net increase (decrease) in net assets during the period	(353,227,662)	(5,498,604,936)
Net assets at beginning of period	16,127,553,814	21,626,158,750
NET ASSETS AT END OF PERIOD	$ 15,774,326,152	$ 16,127,553,814
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.07%	0.77%	2.38%	2.06%	0.96%	0.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,774,326	$16,127,554	$21,626,159	$11,196,385	$9,941,806	$8,272,653
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.07%	0.07%	0.06%	0.07%
Net investment income (loss)	0.12%(b)	0.72%	2.29%	2.05%	1.11%	0.49%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2021, the Portfolio had invested in repurchase agreements with the gross values of $2,061,000,000 and associated collateral equal to $2,217,765,316.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
13

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$15,772,231,520	$1,161,166	$75,907	$1,085,259
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general
14

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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,000.70	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of
_______________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
18

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Portfolio.
19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three-, five- and ten-year periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 5-year periods and was equal to the median of its Performance Group for the 3- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was equal to its Lipper Index for the 1-year period and above its Lipper Index for the 3-, 5- and 10-year periods.
20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
21

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITILRMMSAR

Semi-Annual Report
June 30, 2021
State Street Master Funds
State Street ESG Liquid Reserves Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street ESG Liquid Reserves Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2021

		% of Net Assets
	Financial Company Commercial Paper	25.9%
	Certificates of Deposit	20.6
	Government Agency Repurchase Agreements	18.5
	Other Notes	10.2
	Other Repurchase Agreements	10.0
	Asset Backed Commercial Paper	9.0
	Treasury Repurchase Agreements	3.0
	Treasury Debt	2.8
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2021

% of Net Assets
Overnight (1 Day)	38.1%
2 to 30 Days	11.7
31 to 60 Days	9.6
61 to 90 Days	6.7
Over 90 Days	33.9
Total	100.0%
Average days to maturity	43
Weighted average life	65
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—9.0%
Alinghi Funding Co. LLC(a)	0.260%	07/23/2021	07/23/2021	$ 4,000,000	$ 3,999,765
Alinghi Funding Co. LLC(a)	0.260%	09/16/2021	09/16/2021	10,000,000	9,997,486
Antalis SA(a)	0.140%	10/01/2021	10/01/2021	10,000,000	9,996,073
Antalis SA(a)	0.150%	09/02/2021	09/02/2021	5,000,000	4,998,818
Barton Capital SA(a)	0.070%	07/01/2021	07/01/2021	10,000,000	9,999,978
Britannia Funding Co. LLC(a)	0.210%	08/16/2021	08/16/2021	8,000,000	7,998,632
Britannia Funding Co. LLC(a)	0.210%	08/24/2021	08/24/2021	10,000,000	9,997,907
Britannia Funding Co. LLC(a)	0.220%	09/10/2021	09/10/2021	5,000,000	4,998,520
Britannia Funding Co. LLC(a)	0.260%	07/21/2021	07/21/2021	10,000,000	9,999,358
Columbia Funding Co. LLC(a)	0.200%	10/13/2021	10/13/2021	9,000,000	8,995,406
Columbia Funding Co. LLC(a)	0.240%	07/08/2021	07/08/2021	8,000,000	7,999,858
Mackinac Funding Co. LLC(a)	0.170%	01/12/2022	01/12/2022	7,000,000	6,992,454
Mackinac Funding Co. LLC(a)	0.200%	08/24/2021	08/24/2021	2,000,000	1,999,551
Mont Blanc Capital Corp.(a)	0.070%	07/01/2021	07/01/2021	7,558,000	7,557,983
Mont Blanc Capital Corp.(a)	0.110%	10/12/2021	10/12/2021	8,000,000	7,997,111
TOTAL ASSET BACKED COMMERCIAL PAPER					113,528,900
CERTIFICATES OF DEPOSIT—20.6%
Bank of Montreal(a)	0.190%	07/19/2021	07/19/2021	10,000,000	10,000,564
Bank of Montreal, 1 Month USD LIBOR + 0.12%(b)	0.195%	07/16/2021	09/16/2021	2,000,000	2,000,430
Bank of Montreal, 3 Month USD LIBOR + 0.02%(b)	0.180%	08/11/2021	02/11/2022	10,000,000	10,000,000
Bank of Montreal, Bloomberg Short-Term Bank Yield Index + 0.12%(b)	0.181%	07/01/2021	12/01/2021	3,500,000	3,499,300
Bank of Nova Scotia, 3 Month USD LIBOR + 0.03%(b)	0.205%	07/08/2021	10/08/2021	4,500,000	4,500,490
Bank of Nova Scotia, 3 Month USD LIBOR + 0.05%(b)	0.226%	08/05/2021	08/05/2021	3,000,000	3,000,198
Bank of Nova Scotia, SOFR + 0.17%(b)	0.220%	07/01/2021	02/25/2022	11,000,000	11,002,924
Canadian Imperial Bank of Commerce(a)	0.150%	03/14/2022	03/14/2022	10,000,000	9,999,001
Canadian Imperial Bank of Commerce(a)	0.270%	01/04/2022	01/04/2022	9,000,000	9,006,426
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.02%(b)	0.170%	08/23/2021	11/23/2021	10,000,000	10,001,183
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.04%(b)	0.215%	07/01/2021	10/01/2021	2,000,000	2,000,303
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.05%(b)	0.212%	08/09/2021	08/09/2021	7,000,000	7,000,517
KBC Bank NV(a)	0.080%	07/01/2021	07/01/2021	25,000,000	25,000,000
Mitsubishi UFJ Trust and Banking Corp.(a)	0.200%	08/06/2021	08/06/2021	10,000,000	10,001,130
MUFG Bank Ltd.(a)	0.230%	07/21/2021	07/21/2021	3,000,000	3,000,290
MUFG Bank Ltd.(a)	0.240%	10/27/2021	10/27/2021	7,000,000	7,003,259
MUFG Bank Ltd.(a)	0.240%	01/20/2022	01/20/2022	10,000,000	10,004,298
Natixis(a)	0.200%	10/20/2021	10/20/2021	6,000,000	6,001,772
Royal Bank of Canada, 3 Month USD LIBOR + 0.02%(b)	0.155%	08/31/2021	11/30/2021	8,000,000	8,000,662
Royal Bank of Canada, 3 Month USD LIBOR + 0.06%(b)	0.236%	08/05/2021	11/05/2021	4,000,000	4,000,840
Royal Bank of Canada, 3 Month USD LIBOR + 0.11%(b)	0.228%	09/16/2021	12/16/2021	5,000,000	5,002,290
Royal Bank of Canada, SOFR + 0.20%(b)	0.250%	07/01/2021	10/01/2021	3,400,000	3,401,227
Skandinaviska Enskilda Banken AB, 3 Month USD LIBOR + 0.04%(b)	0.200%	08/11/2021	08/11/2021	2,200,000	2,200,147
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR(b)	0.176%	08/03/2021	11/03/2021	10,000,000	9,999,661
Societe Generale(a)	0.140%	11/24/2021	11/24/2021	5,000,000	5,000,224
Standard Chartered Bank, 3 Month USD LIBOR + 0.02%(b)	0.149%	09/03/2021	09/03/2021	12,500,000	12,499,781
Standard Chartered Bank, 3 Month USD LIBOR + 0.03%(b)	0.177%	09/27/2021	10/01/2021	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank(a)	0.170%	07/02/2021	07/02/2021	3,000,000	3,000,035
Sumitomo Mitsui Trust Bank(a)	0.190%	10/06/2021	10/06/2021	10,000,000	10,002,421
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.01%(b)	0.166%	08/17/2021	11/17/2021	10,000,000	9,999,622
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.05%(b)	0.200%	08/23/2021	08/23/2021	$ 8,000,000	$ 8,000,577
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.06%(b)	0.236%	08/05/2021	11/05/2021	7,000,000	7,000,964
Toronto Dominion Bank, 3 Month USD LIBOR + 0.01%(b)	0.141%	09/07/2021	09/07/2021	9,500,000	9,500,176
Westpac Banking Corp., 3 Month USD LIBOR + 0.01%(b)	0.186%	07/22/2021	01/24/2022	5,000,000	5,000,000
Westpac Banking Corp. 3 Month USD LIBOR(b)	0.156%	08/16/2021	11/16/2021	10,000,000	10,000,000
TOTAL CERTIFICATES OF DEPOSIT					260,630,712
FINANCIAL COMPANY COMMERCIAL PAPER—25.9%
ABN AMRO Funding USA LLC(a)	0.150%	07/07/2021	07/07/2021	15,000,000	14,999,650
ABN AMRO Funding USA LLC(a)	0.165%	10/01/2021	10/01/2021	10,000,000	9,996,073
Bank of Nova Scotia(a)	0.230%	04/07/2022	04/07/2022	5,000,000	4,993,560
Canadian Imperial Bank of Commerce(a)	0.210%	07/07/2021	07/07/2021	4,000,000	3,999,938
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.04%(b)	0.215%	07/07/2021	10/07/2021	10,000,000	10,001,319
DBS Bank Ltd.(a)	0.170%	10/25/2021	10/25/2021	10,000,000	9,995,190
HSBC Bank PLC(a)	0.220%	12/08/2021	12/08/2021	10,000,000	9,991,279
HSBC Bank PLC(a)	0.270%	02/03/2022	02/03/2022	10,000,000	9,988,918
HSBC Bank PLC(a)	0.290%	12/01/2021	12/01/2021	12,000,000	11,989,477
ING U.S. Funding LLC(a)	0.170%	08/27/2021	08/27/2021	10,000,000	9,998,550
ING U.S. Funding LLC(a)	0.220%	10/12/2021	10/12/2021	10,000,000	9,996,851
Lloyds Bank Corporate Markets PLC(a)	0.160%	03/07/2022	03/07/2022	13,000,000	12,985,285
Lloyds Bank PLC(a)	0.150%	07/02/2021	07/02/2021	6,000,000	5,999,977
LVMH Moet Hennessy Louis Vuitton SE(a)	0.140%	07/26/2021	07/26/2021	15,000,000	14,999,122
LVMH Moet Hennessy Louis Vuitton SE(a)	0.140%	08/12/2021	08/12/2021	15,000,000	14,998,387
National Australia Bank Ltd., 1 Month USD LIBOR + 0.08%(b)	0.173%	07/19/2021	07/19/2021	7,000,000	7,000,293
National Australia Bank Ltd., 3 Month USD LIBOR + 0.06%(b)	0.222%	08/10/2021	11/10/2021	8,000,000	8,001,719
National Australia Bank Ltd. 3 Month USD LIBOR(b)	0.170%	08/09/2021	11/08/2021	5,000,000	5,000,000
Natixis(a)	0.200%	12/06/2021	12/06/2021	10,000,000	9,995,628
Natixis(a)	0.205%	10/20/2021	10/20/2021	4,000,000	3,998,818
Natixis(a)	0.210%	01/03/2022	01/03/2022	10,000,000	9,993,559
Royal Bank of Canada, 3 Month USD LIBOR + 0.06%(b)	0.244%	07/28/2021	10/28/2021	2,000,000	2,000,386
Skandinaviska Enskilda Banken AB(a)	0.170%	09/08/2021	09/08/2021	10,000,000	9,998,308
Societe Generale(a)	0.200%	10/28/2021	10/28/2021	5,000,000	4,998,167
Societe Generale(a)	0.240%	07/06/2021	07/06/2021	3,000,000	2,999,965
Societe Generale(a)	0.240%	07/08/2021	07/08/2021	6,000,000	5,999,907
Svenska Handelsbanken AB 3 Month USD LIBOR(b)	0.162%	08/09/2021	11/08/2021	5,000,000	4,999,642
Toronto Dominion Bank(a)	0.080%	07/01/2021	07/01/2021	15,000,000	14,999,967
Toronto Dominion Bank(a)	0.210%	06/23/2022	06/23/2022	6,000,000	5,988,186
Toronto Dominion Bank(a)	0.240%	05/03/2022	05/03/2022	10,000,000	9,984,053
Toyota Finance Australia Ltd.(a)	0.150%	07/07/2021	07/07/2021	15,000,000	14,999,767
UBS AG(a)	0.300%	12/13/2021	12/13/2021	6,000,000	5,995,269
UBS AG, 3 Month USD LIBOR + 0.10%(b)	0.276%	08/05/2021	11/05/2021	5,000,000	5,000,236
UBS AG, 3 Month USD LIBOR + 0.12%(b)	0.295%	07/14/2021	10/14/2021	8,000,000	8,001,812
UBS AG, SOFR + 0.19%(b)	0.240%	07/01/2021	06/14/2022	12,000,000	12,000,236
Westpac Banking Corp., 3 Month USD LIBOR + 0.01%(b)	0.160%	08/23/2021	08/23/2021	10,000,000	10,000,288
Westpac Banking Corp., 3 Month USD LIBOR + 0.02%(b)	0.138%	09/16/2021	09/16/2021	10,000,000	10,000,633
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					326,890,415
OTHER NOTES—10.2%
Australia & New Zealand Banking Group Ltd.(a)	0.080%	07/01/2021	07/01/2021	15,000,000	15,000,000
Bank of America NA, Bloomberg Short-Term Bank Yield Index + 0.18%(b)	0.222%	07/20/2021	10/20/2021	6,000,000	5,998,800
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Bank of Montreal(a)	0.080%	07/02/2021	07/02/2021	$ 15,000,000	$ 15,000,000
Credit Agricole Corporate & Investment Bank(a)	0.060%	07/01/2021	07/01/2021	20,000,000	20,000,000
KBC Bank NV(a)	0.090%	07/01/2021	07/01/2021	20,000,000	20,000,000
Mizuho Bank Ltd.(a)	0.080%	07/01/2021	07/01/2021	22,340,000	22,340,000
Royal Bank of Canada(a)	0.050%	07/01/2021	07/01/2021	25,000,000	25,000,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.06%(b)	0.235%	07/01/2021	10/01/2021	5,000,000	5,000,968
TOTAL OTHER NOTES					128,339,768
TREASURY DEBT—2.8%
U.S. Treasury Bill(a)	0.004%	07/01/2021	07/01/2021	200,000	200,000
U.S. Treasury Bill(a)	0.050%	07/06/2021	07/06/2021	4,670,000	4,669,980
U.S. Treasury Bill(a)	0.053%	09/16/2021	09/16/2021	10,000,000	9,999,091
U.S. Treasury Bill(a)	0.090%	07/08/2021	07/08/2021	10,000,000	9,999,929
U.S. Treasury Bill(a)	0.093%	07/22/2021	07/22/2021	10,000,000	9,999,736
TOTAL TREASURY DEBT					34,868,736
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—18.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Federal Home Loan Mortgage Corporation Strips, 0.460% – 5.000% due 04/15/2036 – 09/15/2040, Federal Home Loan Mortgage Corporations, 3.717% – 4.462% due 10/25/2033 – 03/25/2047, and a Government National Mortgage Association, 1.834% due 04/20/2071, valued at $10,200,001); expected proceeds $10,000,014	0.050%	07/01/2021	07/01/2021	10,000,000	10,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Federal Home Loan Mortgage Corporation Strip, 6.500% due 06/01/2031, Federal National Mortgage Associations, 1.500% – 6.500% due 06/01/2036 – 06/01/2051, a U.S. Treasury Inflation Index Note, 0.250% due 07/15/2029, and a U.S. Treasury Note, 2.750% due 08/15/2021, valued at $51,000,041); expected proceeds $50,000,069	0.050%	07/01/2021	07/01/2021	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Government National Mortgage Associations, 2.500% – 3.500% due 07/15/2046 – 08/20/2046, valued at $20,400,956); expected proceeds $20,000,033	0.060%	07/01/2021	07/01/2021	20,000,000	20,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Government National Mortgage Association, 2.000% due 01/20/2051, valued at $37,740,001); expected proceeds $37,000,057	0.055%	07/01/2021	07/01/2021	37,000,000	37,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Federal National Mortgage Associations, 2.000% – 3.000% due 04/01/2051 – 07/01/2051, and Government National Mortgage Associations, 5.000% – 5.500% due 06/15/2037 – 02/15/2039, valued at $53,040,000); expected proceeds $52,000,072	0.050%	07/01/2021	07/01/2021	52,000,000	52,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 5.343% – 5.559% due 11/01/2030, a Government National Mortgage Association, 2.875% due 05/20/2028, a Resolution Funding Strip, 0.000% due 01/15/2030, U.S. Treasury Bills, 0.000% due 07/08/2021 – 10/07/2021, U.S. Treasury Bonds, 2.375% – 3.000% due 02/15/2047 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 04/15/2029 – 02/15/2042, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 1.500% – 2.250% due 10/31/2021 – 11/15/2024, valued at $56,100,099); expected proceeds $55,000,076
	0.050%	07/01/2021	07/01/2021	$ 55,000,000	$ 55,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Tennessee Valley Authorities, 4.250% – 4.875% due 01/15/2048 – 09/15/2065, valued at $10,200,901); expected proceeds $10,000,015	0.055%	07/01/2021	07/01/2021	10,000,000	10,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					234,000,000
TREASURY REPURCHASE AGREEMENTS—3.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by a U.S. Treasury Bond, 4.375% due 11/15/2039, valued at $16,320,038); expected proceeds $16,029,353(c)	0.555%	07/01/2021	10/22/2021	16,000,000	16,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 2.750% – 3.375% due 05/15/2047 – 11/15/2048, valued at $22,590,772); expected proceeds $22,000,134	0.220%	07/01/2021	08/11/2021	22,000,000	22,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					38,000,000
OTHER REPURCHASE AGREEMENTS—10.0%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $21,600,003); expected proceeds $20,000,128	0.230%	07/01/2021	07/01/2021	20,000,000	20,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Common Stock, valued at $21,600,171); expected proceeds $20,000,117	0.210%	07/01/2021	07/01/2021	20,000,000	20,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $27,000,014); expected proceeds $25,000,160	0.230%	07/01/2021	07/01/2021	25,000,000	25,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/11/2021 (collateralized by various Common Stocks, valued at $15,120,043); expected proceeds $14,024,527(c)	0.530%	07/01/2021	10/08/2021	14,000,000	14,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $16,200,015); expected proceeds $15,006,650(c)	0.380%	07/01/2021	08/11/2021	15,000,000	15,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by various Common Stocks, valued at $10,800,022); expected proceeds $10,009,500(c)	0.380%	07/01/2021	09/23/2021	10,000,000	10,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2021 (collateralized by various Common Stocks, valued at $18,360,003); expected proceeds $17,000,694	0.210%	07/01/2021	07/01/2021	$ 17,000,000	$ 17,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $6,480,002); expected proceeds $6,000,035	0.210%	07/01/2021	07/01/2021	6,000,000	6,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					127,000,000
TOTAL INVESTMENTS –100.0% (Cost $1,263,174,776)(d)					1,263,258,531
Other Assets in Excess of Liabilities —(0.0)%(e)					(7,033)
NET ASSETS –100.0%					$ 1,263,251,498
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $55,000,000 or 4.4% of net assets as of June 30, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Amount is less than 0.05% of net assets.
SOFR	Secured Overnight Financing Rate
PLC	Public Limited Company
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 113,528,900	$—	$ 113,528,900
Certificates of Deposit	—	260,630,712	—	260,630,712
Financial Company Commercial Paper	—	326,890,415	—	326,890,415
Other Notes	—	128,339,768	—	128,339,768
Treasury Debt	—	34,868,736	—	34,868,736
Government Agency Repurchase Agreements	—	234,000,000	—	234,000,000
Treasury Repurchase Agreements	—	38,000,000	—	38,000,000
Other Repurchase Agreements	—	127,000,000	—	127,000,000
Total Investments	$—	$1,263,258,531	$—	$1,263,258,531
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$ 864,258,531
Repurchase agreements, at value and amortized cost	399,000,000
Total Investments	1,263,258,531
Cash	242
Interest receivable — unaffiliated issuers	127,461
TOTAL ASSETS	1,263,386,234
LIABILITIES
Advisory fee payable	51,912
Custodian, sub-administrator and transfer agent fees payable	55,474
Professional fees payable	17,135
Accrued expenses and other liabilities	10,215
TOTAL LIABILITIES	134,736
NET ASSETS	$1,263,251,498
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 864,174,776
Repurchase agreements	399,000,000
Total cost of investments	$1,263,174,776
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,046,191
EXPENSES
Advisory fee	301,482
Custodian, sub-administrator and transfer agent fees	111,820
Trustees’ fees and expenses	15,361
Professional fees and expenses	18,391
Printing and postage fees	4,507
Insurance expense	78
Miscellaneous expenses	75
TOTAL EXPENSES	451,714
NET INVESTMENT INCOME (LOSS)	$ 594,477
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,805
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	53,569
NET REALIZED AND UNREALIZED GAIN (LOSS)	66,374
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 660,851
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 594,477	$ 4,450,704
Net realized gain (loss)	12,805	(133,114)
Net change in unrealized appreciation/depreciation	53,569	29,435
Net increase (decrease) in net assets resulting from operations	660,851	4,347,025
CAPITAL TRANSACTIONS
Contributions	1,075,403,519	1,370,984,362
Withdrawals	(739,280,724)	(1,330,160,138)
Net increase (decrease) in net assets from capital transactions	336,122,795	40,824,224
Net increase (decrease) in net assets during the period	336,783,646	45,171,249
Net assets at beginning of period	926,467,852	881,296,603
NET ASSETS AT END OF PERIOD	$1,263,251,498	$ 926,467,852
See accompanying notes to financial statements.
9

STATE STREET ESG LIQUID RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	For the Period 12/04/19*- 12/31/19
Total return (a)	0.06%	0.59%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,263,251	$926,468	$881,297
Ratios to average net assets:
Total expenses	0.07%(b)	0.08%	0.11%(b)
Net investment income (loss)	0.10%(b)	0.60%	1.72%(b)
*	Commencement of operations.
(a)	Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street ESG Liquid Reserves Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
The Portfolio was formed on December 3, 2019 and commenced operations on December 4, 2019.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
11

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
12

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2021, the Portfolio had invested in repurchase agreements with the gross values of $399,000,000 and associated collateral equal to $414,753,083.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
13

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates
14

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STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

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STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street ESG Liquid Reserves Portfolio	0.07%	$1,000.60	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
16

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STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

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STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street ESG Liquid Reserves Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
_________________________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
18

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STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-year period ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
19

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STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Portfolio.
20

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street ESG Liquid Reserves Fund and State Street ESG Liquid Reserves Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-year period. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
21

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street ESG Liquid Reserves Fund and State Street ESG Liquid Reserves Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees,
22

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITESGSAR

Semi-Annual Report
June 30, 2021
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2021

% of Net Assets
Treasury Debt	46.0%
Treasury Repurchase Agreements	24.3
Government Agency Debt	18.1
Government Agency Repurchase Agreements	15.0
Liabilities in Excess of Other Assets	(3.4)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2021

% of Net Assets
Overnight (1 Day)	36.9%
2 to 30 Days	20.2
31 to 60 Days	11.7
61 to 90 Days	4.4
Over 90 Days	30.2
Total	103.4%
Average days to maturity	27
Weighted average life	91
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—18.1%
Federal Farm Credit Bank (a)	0.050%	09/01/2021	09/01/2021	$ 7,000,000	$ 6,999,397
Federal Farm Credit Bank, SOFR + 0.01%(b)	0.060%	07/01/2021	06/30/2022	367,600,000	367,581,408
Federal Farm Credit Bank, SOFR + 0.01%(b)	0.063%	07/01/2021	09/07/2022	324,500,000	324,431,782
Federal Farm Credit Bank, 3 Month USD LIBOR - 0.12%(b)	0.064%	07/22/2021	07/22/2021	181,300,000	181,300,000
Federal Farm Credit Bank (a)	0.070%	09/08/2021	09/08/2021	30,000,000	29,995,975
Federal Farm Credit Bank (a)	0.070%	10/19/2021	10/19/2021	86,270,000	86,251,548
Federal Farm Credit Bank, SOFR + 0.02%(b)	0.070%	07/01/2021	10/27/2022	271,000,000	270,981,841
Federal Farm Credit Bank, SOFR + 0.02%(b)	0.070%	07/01/2021	12/14/2022	361,392,000	361,370,689
Federal Farm Credit Bank, SOFR + 0.02%(b)	0.070%	07/01/2021	03/14/2023	522,169,000	522,059,286
Federal Farm Credit Bank, SOFR + 0.03%(b)	0.075%	07/01/2021	11/20/2021	347,000,000	346,993,144
Federal Farm Credit Bank, SOFR + 0.03%(b)	0.075%	07/01/2021	06/08/2022	306,800,000	306,785,449
Federal Farm Credit Bank, SOFR + 0.03%(b)	0.075%	07/01/2021	01/12/2023	309,250,000	309,225,998
Federal Farm Credit Bank, 3 Month USD MMY + 0.03%(b)	0.079%	07/01/2021	04/03/2023	226,046,000	226,046,000
Federal Farm Credit Bank, SOFR + 0.03%(b)	0.080%	07/01/2021	05/13/2022	390,900,000	390,865,523
Federal Farm Credit Bank, 3 Month USD MMY + 0.04%(b)	0.085%	07/01/2021	05/03/2023	318,080,000	318,080,000
Federal Farm Credit Bank, SOFR + 0.04%(b)	0.090%	07/01/2021	07/08/2022	275,000,000	274,985,795
Federal Farm Credit Bank, SOFR + 0.04%(b)	0.090%	07/01/2021	07/11/2022	114,500,000	114,517,901
Federal Farm Credit Bank, 3 Month USD LIBOR - 0.09%(b)	0.096%	08/03/2021	08/03/2021	64,991,000	64,995,357
Federal Farm Credit Bank, SOFR + 0.05%(b)	0.100%	07/01/2021	08/12/2022	477,000,000	477,134,652
Federal Farm Credit Bank, SOFR + 0.06%(b)	0.105%	07/01/2021	12/13/2022	329,250,000	329,289,851
Federal Farm Credit Bank, SOFR + 0.06%(b)	0.105%	07/01/2021	02/09/2023	54,700,000	54,700,000
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.01%(b)	0.109%	07/28/2021	12/28/2021	101,390,000	101,387,524
Federal Farm Credit Bank, SOFR + 0.07%(b)	0.115%	07/01/2021	11/18/2022	39,250,000	39,250,000
Federal Farm Credit Bank, SOFR + 0.09%(b)	0.135%	07/01/2021	10/07/2022	45,000,000	45,000,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.10%(b)	0.150%	07/01/2021	01/18/2022	100,000,000	99,997,570
Federal Farm Credit Bank, FFR + 0.06%(b)	0.155%	07/01/2021	01/19/2023	150,000,000	149,988,221
Federal Farm Credit Bank, 3 Month USD MMY + 0.13%(b)	0.180%	07/01/2021	02/28/2022	275,000,000	275,000,000
Federal Farm Credit Bank, SOFR + 0.15%(b)	0.200%	07/01/2021	08/26/2022	22,000,000	22,031,863
Federal Home Loan Bank (a)	0.003%	07/06/2021	07/06/2021	250,000,000	249,999,896
Federal Home Loan Bank (a)	0.003%	09/21/2021	09/21/2021	96,800,000	96,799,289
Federal Home Loan Bank (a)	0.004%	07/08/2021	07/08/2021	100,000,000	99,999,922
Federal Home Loan Bank (a)	0.004%	07/14/2021	07/14/2021	181,741,000	181,740,737
Federal Home Loan Bank (a)	0.006%	08/02/2021	08/02/2021	540,250,000	540,247,093
Federal Home Loan Bank (a)	0.006%	08/04/2021	08/04/2021	250,000,000	249,998,579
Federal Home Loan Bank (a)	0.006%	08/11/2021	08/11/2021	514,000,000	513,996,500
Federal Home Loan Bank (a)	0.011%	10/29/2021	10/29/2021	256,200,000	256,190,762
Federal Home Loan Bank (a)	0.011%	11/08/2021	11/08/2021	436,900,000	436,883,049
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(b)	0.033%	07/13/2021	08/13/2021	175,000,000	175,000,000
Federal Home Loan Bank, SOFR + 0.01%(b)	0.060%	07/01/2021	09/10/2021	310,000,000	310,000,000
Federal Home Loan Bank, SOFR + 0.01%(b)	0.060%	07/01/2021	04/14/2022	381,250,000	381,250,000
Federal Home Loan Bank, SOFR + 0.01%(b)	0.060%	07/01/2021	04/22/2022	323,980,000	323,980,000
Federal Home Loan Bank, SOFR + 0.01%(b)	0.060%	07/01/2021	06/01/2022	161,300,000	161,300,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.065%	07/01/2021	06/17/2022	273,000,000	273,000,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.065%	07/01/2021	06/24/2022	250,000,000	250,000,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.070%	07/01/2021	08/23/2021	479,000,000	479,000,000
Federal Home Loan Bank, SOFR + 0.02%(b)	0.070%	07/01/2021	09/20/2021	155,650,000	155,650,000
Federal Home Loan Bank, SOFR + 0.03%(b)	0.075%	07/01/2021	12/27/2021	400,250,000	400,250,000
Federal Home Loan Bank, SOFR + 0.06%(b)	0.110%	07/01/2021	11/23/2022	350,000,000	350,000,000
Federal Home Loan Bank, SOFR + 0.06%(b)	0.110%	07/01/2021	12/16/2022	250,000,000	250,000,000
Federal Home Loan Bank, SOFR + 0.07%(b)	0.115%	07/01/2021	11/10/2022	150,000,000	150,000,000
Federal Home Loan Bank, SOFR + 0.12%(b)	0.170%	07/01/2021	10/13/2021	687,000,000	687,000,000
Federal Home Loan Bank, SOFR + 0.12%(b)	0.170%	07/01/2021	02/28/2022	130,000,000	130,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.08%(b)	0.125%	07/01/2021	03/14/2022	250,000,000	250,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp., SOFR + 0.15%(b)	0.200%	07/01/2021	03/04/2022	$ 200,000,000	$ 199,965,702
Federal Home Loan Mortgage Corp., SOFR + 0.16%(b)	0.210%	07/01/2021	04/20/2022	460,000,000	460,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.19%(b)	0.240%	07/01/2021	06/02/2022	460,000,000	460,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.24%(b)	0.290%	07/01/2021	07/23/2021	271,800,000	271,800,000
Federal Home Loan Mortgage Corp., SOFR + 0.30%(b)	0.350%	07/01/2021	10/25/2021	226,500,000	226,500,000
Federal National Mortgage Assoc., SOFR + 0.20%(b)	0.250%	07/01/2021	06/15/2022	457,150,000	457,150,000
Federal National Mortgage Assoc., SOFR + 0.27%(b)	0.320%	07/01/2021	05/04/2022	299,250,000	299,907,384
Federal National Mortgage Assoc., SOFR + 0.31%(b)	0.360%	07/01/2021	10/25/2021	250,000,000	250,000,000
Federal National Mortgage Assoc., SOFR + 0.32%(b)	0.370%	07/01/2021	10/22/2021	224,800,000	224,800,000
Federal National Mortgage Assoc., SOFR + 0.33%(b)	0.380%	07/01/2021	10/15/2021	224,500,000	224,500,000
Federal National Mortgage Assoc., SOFR + 0.35%(b)	0.400%	07/01/2021	10/15/2021	226,600,000	226,600,000
TOTAL GOVERNMENT AGENCY DEBT					16,750,755,687
TREASURY DEBT—46.0%
U.S. Treasury Bill (a)	0.004%	07/01/2021	07/01/2021	2,660,761,000	2,660,761,000
U.S. Treasury Bill (a)	0.005%	07/15/2021	07/15/2021	1,075,260,000	1,075,238,884
U.S. Treasury Bill (a)	0.006%	07/27/2021	07/27/2021	1,071,676,000	1,071,658,536
U.S. Treasury Bill (a)	0.010%	08/03/2021	08/03/2021	400,000,000	399,996,333
U.S. Treasury Bill (a)	0.025%	08/24/2021	08/24/2021	400,000,000	399,973,000
U.S. Treasury Bill (a)	0.028%	08/10/2021	08/10/2021	477,280,000	477,265,785
U.S. Treasury Bill (a)	0.030%	10/05/2021	10/05/2021	158,000,000	157,987,360
U.S. Treasury Bill (a)	0.030%	10/12/2021	10/12/2021	647,000,000	646,944,466
U.S. Treasury Bill (a)	0.035%	10/07/2021	10/07/2021	152,420,000	152,405,478
U.S. Treasury Bill (a)	0.038%	12/09/2021	12/09/2021	1,771,301,000	1,770,993,420
U.S. Treasury Bill (a)	0.040%	09/30/2021	09/30/2021	378,307,500	378,269,249
U.S. Treasury Bill (a)	0.040%	10/14/2021	10/14/2021	484,060,000	484,003,526
U.S. Treasury Bill (a)	0.040%	12/16/2021	12/16/2021	1,327,700,000	1,327,452,163
U.S. Treasury Bill (a)	0.043%	10/21/2021	10/21/2021	900,656,000	900,540,566
U.S. Treasury Bill (a)	0.045%	08/26/2021	08/26/2021	1,154,430,000	1,154,363,943
U.S. Treasury Bill (a)	0.048%	10/26/2021	10/26/2021	1,307,800,000	1,307,592,662
U.S. Treasury Bill (a)	0.050%	07/06/2021	07/06/2021	2,514,500,000	2,514,487,235
U.S. Treasury Bill (a)	0.050%	07/13/2021	07/13/2021	3,061,569,000	3,061,557,651
U.S. Treasury Bill (a)	0.050%	08/12/2021	08/12/2021	2,235,700,000	2,235,567,834
U.S. Treasury Bill (a)	0.050%	11/02/2021	11/02/2021	1,000,000,000	999,834,722
U.S. Treasury Bill (a)	0.053%	09/16/2021	09/16/2021	998,715,000	998,637,116
U.S. Treasury Bill (a)	0.056%	07/20/2021	07/20/2021	1,063,285,000	1,063,265,032
U.S. Treasury Bill (a)	0.058%	08/19/2021	08/19/2021	768,350,000	768,290,442
U.S. Treasury Bill (a)	0.058%	12/30/2021	12/30/2021	504,960,000	504,816,369
U.S. Treasury Bill (a)	0.061%	09/02/2021	09/02/2021	675,680,000	675,610,881
U.S. Treasury Bill (a)	0.063%	09/09/2021	09/09/2021	1,504,600,000	1,504,456,374
U.S. Treasury Bill (a)	0.070%	03/24/2022	03/24/2022	777,900,000	777,497,653
U.S. Treasury Bill (a)	0.073%	08/05/2021	08/05/2021	1,101,187,800	1,101,111,908
U.S. Treasury Bill (a)	0.085%	07/29/2021	07/29/2021	1,251,000,000	1,250,910,884
U.S. Treasury Bill (a)	0.090%	07/08/2021	07/08/2021	2,509,573,300	2,509,560,356
U.S. Treasury Bill (a)	0.093%	07/22/2021	07/22/2021	660,000,000	659,972,408
U.S. Treasury Note (a)	0.051%	09/15/2021	09/15/2021	196,000,000	197,094,046
U.S. Treasury Note (a)	0.056%	09/30/2021	09/30/2021	210,900,000	211,985,704
U.S. Treasury Note (a)	0.056%	12/31/2021	12/31/2021	46,085,000	46,530,610
U.S. Treasury Note (a)	0.058%	10/31/2021	10/31/2021	326,760,000	328,056,646
U.S. Treasury Note (a)	0.061%	07/31/2021	07/31/2021	238,020,000	238,353,093
U.S. Treasury Note (a)	0.061%	09/30/2021	09/30/2021	428,000,000	429,134,476
U.S. Treasury Note (a)	0.062%	10/31/2021	10/31/2021	142,440,000	143,357,653
U.S. Treasury Note (a)	0.066%	10/15/2021	10/15/2021	390,637,000	393,818,352
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	0.084%	07/01/2021	04/30/2023	642,550,000	642,597,668
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	0.099%	07/01/2021	01/31/2023	890,806,000	891,084,019
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	07/31/2022	109,000,000	109,003,580
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	10/31/2022	$ 776,700,000	$ 776,849,820
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.164%	07/01/2021	04/30/2022	200,000,000	200,107,614
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.204%	07/01/2021	01/31/2022	505,000,000	505,232,284
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.270%	07/01/2021	07/31/2021	1,577,300,000	1,577,263,250
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.350%	07/01/2021	10/31/2021	835,509,200	835,619,148
TOTAL TREASURY DEBT					42,517,111,199
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—15.0%
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal National Mortgage Associations, 2.000% – 4.500% due 10/01/2029 – 02/01/2051, U.S. Treasury Bonds, 1.125% – 3.000% due 08/15/2040 – 02/15/2051, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 04/15/2023 – 01/15/2029, U.S. Treasury Notes, 0.125% – 3.125% due 07/31/2021 – 05/15/2031, and U.S. Treasury Strips, 0.000% due 02/15/2027 – 02/15/2028, valued at $397,800,105); expected proceeds $390,000,542	0.050%	07/01/2021	07/01/2021	390,000,000	390,000,000
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal National Mortgage Associations, 2.500% – 4.500% due 04/01/2044 – 06/01/2050, Government National Mortgage Associations, 8.500% – 9.000% due 12/20/2030 – 02/20/2033, a U.S. Treasury Bill, 0.000% due 10/07/2021, and a U.S. Treasury Bond, 2.750% due 08/15/2042, valued at $561,000,048); expected proceeds $550,000,611	0.040%	07/01/2021	07/01/2021	550,000,000	550,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 01/15/2036 – 06/25/2051, Federal National Mortgage Associations, 0.000% – 8.500% due 09/25/2021 – 03/25/2061, and Government National Mortgage Associations, 0.928% – 6.257% due 09/20/2047 – 07/20/2070, valued at $1,597,260,000); expected proceeds $1,538,002,136	0.050%	07/01/2021	07/01/2021	1,538,000,000	1,538,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/17/2021 (collateralized by Federal National Mortgage Associations, 1.500% – 2.500% due 05/01/2036 – 06/01/2051, valued at $102,000,001); expected proceeds $100,006,222	0.070%	07/07/2021	07/07/2021	100,000,000	100,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal National Mortgage Associations, 2.000% – 3.000% due 06/01/2036 – 06/01/2051, and Government National Mortgage Associations, 3.000% – 3.500% due 05/20/2051 – 06/20/2051, valued at $91,800,000); expected proceeds $90,000,125	0.050%	07/01/2021	07/01/2021	90,000,000	90,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Federal Home Loan Mortgage Corporation, 2.486% due 08/01/2047, and Government National Mortgage Associations, 2.500% – 3.000% due 10/20/2046 – 05/20/2051, valued at $255,000,000); expected proceeds $250,000,382	0.055%	07/01/2021	07/01/2021	250,000,000	250,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Government National Mortgage Associations, 1.500% – 4.500% due 07/20/2046 – 06/20/2051, valued at $1,540,200,001); expected proceeds $1,510,002,097	0.050%	07/01/2021	07/01/2021	$ 1,510,000,000	$ 1,510,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.014% – 6.497% due 05/15/2036 – 06/25/2051, Federal National Mortgage Associations, 4.232% – 6.609% due 05/25/2027 – 12/25/2050, and Government National Mortgage Associations, 0.270% – 6.557% due 10/20/2038 – 05/20/2051, valued at $260,590,616); expected proceeds $253,000,351	0.050%	07/01/2021	07/01/2021	253,000,000	253,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by a Federal Farm Credit Bank, 2.490% due 06/30/2036, Federal Home Loan Banks, 0.060% – 2.625% due 08/20/2021 – 06/09/2023, Federal Home Loan Mortgage Corporations, 0.250% – 2.375% due 08/12/2021 – 12/04/2023, Federal National Mortgage Associations, 0.250% – 6.250% due 10/05/2022 – 05/15/2029, Tennessee Valley Authorities, 0.000% – 5.880% due 08/15/2022 – 09/15/2065, and U.S. Treasury Strips, 0.000% due 05/15/2036 – 05/15/2040, valued at $510,000,043); expected proceeds $500,004,861
	0.050%	07/02/2021	07/02/2021	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 03/15/2024 – 05/15/2053, Federal National Mortgage Associations, 0.000% – 10.000% due 06/25/2022 – 05/25/2050, and U.S. Treasury Notes, 0.125% – 1.875% due 04/30/2022 – 06/30/2023, valued at $1,024,525,952); expected proceeds $1,000,011,667	0.060%	07/02/2021	07/02/2021	1,000,000,000	1,000,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Government National Mortgage Associations, 2.000% – 2.500% due 01/20/2051 – 05/20/2051, valued at $409,020,000); expected proceeds $401,000,613	0.055%	07/01/2021	07/01/2021	401,000,000	401,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 05/03/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 07/01/2026 – 06/01/2050, Federal National Mortgage Associations, 2.500% – 5.500% due 09/01/2029 – 11/01/2050, Government National Mortgage Associations, 0.000% – 6.707% due 02/20/2035 – 06/16/2061, and a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2026, valued at $255,304,286); expected proceeds $250,024,444 (c)	0.040%	07/30/2021	07/30/2021	250,000,000	250,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.000% due 03/01/2036 – 12/01/2047, and Federal National Mortgage Associations, 2.000% – 4.000% due 10/01/2033 – 06/01/2051, valued at $293,760,000); expected proceeds $288,000,400	0.050%	07/01/2021	07/01/2021	$ 288,000,000	$ 288,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/11/2021 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 7.000% due 09/01/2029 – 05/01/2051, and Federal National Mortgage Associations, 1.500% – 4.500% due 12/01/2035 – 05/01/2058, valued at $102,000,000); expected proceeds $100,001,722 (c)	0.020%	07/12/2021	07/12/2021	100,000,000	100,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 4.500% due 04/01/2038 – 05/01/2051, and Federal National Mortgage Associations, 2.000% – 4.500% due 10/01/2028 – 01/01/2057, valued at $255,000,000); expected proceeds $250,000,347	0.050%	07/01/2021	07/01/2021	250,000,000	250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Federal Home Loan Mortgage Corporation Strip, 3.000% due 10/15/2047, Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 06/01/2048 – 09/01/2049, and Federal National Mortgage Associations, 1.500% – 3.500% due 07/01/2036 – 07/01/2051, valued at $454,920,057); expected proceeds $446,000,980	0.050%	07/01/2021	07/01/2021	446,000,000	446,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Federal Home Loan Mortgage Corporation, 0.375% due 07/21/2025, Federal National Mortgage Associations, 2.375% – 2.875% due 01/19/2023 – 09/12/2023, Government National Mortgage Associations, 2.125% – 10.000% due 09/20/2021 – 04/15/2060, and a U.S. Treasury Bond, 2.500% due 02/15/2046, valued at $305,574,660); expected proceeds $299,583,416	0.050%	07/01/2021	07/01/2021	299,583,000	299,583,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/04/2021 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 10/01/2034 – 06/01/2051, and Federal National Mortgage Associations, 1.971% – 6.000% due 02/01/2027 – 06/01/2051, valued at $408,001,020); expected proceeds $400,060,000 (c)	0.090%	07/01/2021	08/10/2021	400,000,000	400,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 3.000% due 06/01/2041 – 04/01/2050, and Federal National Mortgage Associations, 2.000% – 6.150% due 01/01/2027 – 06/01/2051, valued at $107,100,149); expected proceeds $105,000,146	0.050%	07/01/2021	07/01/2021	105,000,000	105,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 8.000% due 01/01/2027 – 07/01/2051, and Federal National Mortgage Associations, 1.500% – 6.500% due 11/01/2022 – 06/01/2057, valued at $245,820,000); expected proceeds $241,000,335	0.050%	07/01/2021	07/01/2021	$ 241,000,000	$ 241,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Federal Home Loan Mortgage Corporation, 3.000% due 07/01/2049, Federal National Mortgage Associations, 2.000% – 5.000% due 08/01/2025 – 04/01/2051, Government National Mortgage Associations, 2.000% – 3.500% due 07/20/2047 – 06/20/2051, U.S. Treasury Bonds, 3.000% – 6.250% due 08/15/2023 – 11/15/2045, U.S. Treasury Inflation Index Bonds, 0.750% – 1.375% due 02/15/2044 – 02/15/2045, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026, and U.S. Treasury Notes, 0.375% – 3.000% due 02/28/2022 – 11/15/2027, valued at $54,060,010); expected proceeds $53,000,074
	0.050%	07/01/2021	07/01/2021	53,000,000	53,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Government National Mortgage Associations, 2.500% – 5.000% due 05/20/2036 – 02/20/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 04/15/2025 – 07/15/2028, and U.S. Treasury Notes, 0.125% – 2.000% due 07/31/2022 – 02/15/2025, valued at $166,260,015); expected proceeds $163,000,226	0.050%	07/01/2021	07/01/2021	163,000,000	163,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 0.523% – 5.559% due 05/15/2022 – 06/01/2051, Federal National Mortgage Associations, 0.642% – 4.500% due 12/25/2021 – 02/01/2057, Government National Mortgage Associations, 0.193% – 3.000% due 11/26/2023 – 06/20/2051, a U.S. Treasury Bill, 0.000% due 12/02/2021, and U.S. Treasury Notes, 0.375% – 3.125% due 04/30/2026 – 02/15/2029, valued at $800,940,311); expected proceeds $785,001,090	0.050%	07/01/2021	07/01/2021	785,000,000	785,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Farm Credit Banks, 1.540% – 2.490% due 02/09/2033 – 01/28/2041, Federal Home Loan Banks, 0.400% – 2.470% due 06/07/2024 – 02/25/2041, and a Tennessee Valley Authority, 5.880% due 04/01/2036, valued at $33,660,595); expected proceeds $33,000,050	0.055%	07/01/2021	07/01/2021	33,000,000	33,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 4.500% due 12/01/2033 – 12/01/2050, and Federal National Mortgage Associations, 2.000% – 9.000% due 08/01/2021 – 09/01/2050, valued at $102,000,000); expected proceeds $100,000,167	0.060%	07/01/2021	07/01/2021	100,000,000	100,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					10,095,583,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—24.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 2.875% due 05/15/2049, valued at $295,249,256); expected proceeds $289,460,402	0.050%	07/01/2021	07/01/2021	$ 289,460,000	$ 289,460,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 1.875% due 02/15/2041, and a U.S. Treasury Note, 0.375% due 12/31/2025, valued at $153,000,081); expected proceeds $150,000,208	0.050%	07/01/2021	07/01/2021	150,000,000	150,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.250% – 0.875% due 10/31/2025 – 06/30/2026, valued at $71,400,070); expected proceeds $70,000,107	0.055%	07/01/2021	07/01/2021	70,000,000	70,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 3.000% – 3.125% due 02/15/2043 – 08/15/2048, valued at $198,900,084); expected proceeds $195,000,271	0.050%	07/01/2021	07/01/2021	195,000,000	195,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by U.S. Treasury Bills, 0.000% due 07/15/2021 – 10/26/2021, U.S. Treasury Bonds, 1.375% – 6.250% due 08/15/2023 – 08/15/2050, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 04/15/2028 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2025 – 07/15/2030, U.S. Treasury Notes, 1.500% – 2.125% due 11/30/2021 – 02/29/2024, and U.S. Treasury Strips, 0.000% due 05/15/2025 – 05/15/2050, valued at $479,400,000); expected proceeds $470,004,569	0.050%	07/02/2021	07/02/2021	470,000,000	470,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 2.500% due 02/15/2046, and U.S. Treasury Notes, 1.625% – 1.750% due 02/15/2026 – 12/31/2026, valued at $118,320,019); expected proceeds $116,000,161	0.050%	07/01/2021	07/01/2021	116,000,000	116,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/07/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 4.375% due 05/15/2040 – 08/15/2050, U.S. Treasury Inflation Index Bonds, 0.125% – 1.375% due 02/15/2044 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 07/15/2025 – 07/15/2030, and U.S. Treasury Notes, 0.125% – 3.125% due 06/30/2022 – 05/15/2030, valued at $186,660,022); expected proceeds $183,001,576	0.010%	07/07/2021	07/07/2021	183,000,000	183,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.084% – 2.750% due 04/30/2023 – 06/30/2023, valued at $438,618,733); expected proceeds $430,000,717	0.060%	07/01/2021	07/01/2021	430,000,000	430,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2044 – 11/15/2044, valued at $86,700,005); expected proceeds $85,000,118	0.050%	07/01/2021	07/01/2021	85,000,000	85,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Suisse Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bills, 0.000% due 08/05/2021 – 06/16/2022, and U.S. Treasury Notes, 0.125% – 2.875% due 10/31/2022 – 11/15/2030, valued at $66,300,152); expected proceeds $65,000,090	0.050%	07/01/2021	07/01/2021	$ 65,000,000	$ 65,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 1.500% – 2.750% due 08/15/2022 – 02/15/2030, valued at $11,100,015,450); expected proceeds $11,100,015,417	0.050%	07/01/2021	07/01/2021	11,100,000,000	11,100,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 2.250% due 08/15/2049, and a U.S. Treasury Note, 0.125% due 01/15/2024, valued at $229,500,066); expected proceeds $225,000,313	0.050%	07/01/2021	07/01/2021	225,000,000	225,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 2.375% due 05/15/2051, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2022 – 07/15/2030, and U.S. Treasury Notes, 0.125% – 2.875% due 05/31/2022 – 09/30/2026, valued at $1,846,174,315); expected proceeds $1,810,003,027	0.050%	07/01/2021	07/01/2021	1,810,000,513	1,810,000,513
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.125% – 2.875% due 06/30/2023 – 08/15/2028, valued at $3,202,866,935); expected proceeds $3,140,004,361	0.050%	07/01/2021	07/01/2021	3,140,000,000	3,140,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048, valued at $13,176,439); expected proceeds $12,918,018	0.050%	07/01/2021	07/01/2021	12,918,000	12,918,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2021 (collateralized by U.S. Treasury Bills, 0.000% due 10/14/2021 – 12/30/2021, U.S. Treasury Bonds, 1.375% – 5.375% due 02/15/2031 – 11/15/2040, U.S. Treasury Inflation Index Bonds, 0.125% – 1.375% due 02/15/2043 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 01/15/2025 – 10/15/2025, and U.S. Treasury Notes, 0.375% – 2.750% due 02/28/2022 – 11/15/2030, valued at $102,000,096); expected proceeds $100,001,222	0.055%	07/06/2021	07/06/2021	100,000,000	100,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 2.000% – 5.375% due 02/15/2031 – 02/15/2050, U.S. Treasury Inflation Index Bonds, 0.125% – 2.125% due 02/15/2041 – 02/15/2051, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2025, and U.S. Treasury Notes, 0.125% – 2.750% due 04/30/2022 – 05/15/2030, valued at $102,000,016); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by a U.S. Treasury Note, 2.500% due 08/15/2023, valued at $373,320,646); expected proceeds $366,003,558	0.050%	07/06/2021	07/06/2021	$ 366,000,000	$ 366,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 1.375% – 7.625% due 11/15/2022 – 08/15/2050, a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2024, and U.S. Treasury Notes, 0.125% – 2.750% due 08/31/2021 – 04/30/2026, valued at $51,000,000); expected proceeds $50,000,069	0.050%	07/01/2021	07/01/2021	50,000,000	50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 2.375% due 05/15/2051, a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028, and U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 10/15/2024 – 01/15/2026, valued at $97,920,224); expected proceeds $96,000,133	0.050%	07/01/2021	07/01/2021	96,000,000	96,000,000
Agreement with MUFG Securities, dated 6/30/2021 (collateralized by U.S. Treasury Notes, 2.625% - 2.875% due 08/15/2028 - 02/15/2029, valued at $348,373,513); expected proceeds $341,700,475	0.050%	07/01/2021	07/01/2021	341,700,000	341,700,000
Agreement with National Australia Bank, Ltd., dated 6/30/2021 (collateralized by U.S. Treasury Notes, 1.500% - 2.375% due 10/31/2021 - 04/30/2026, valued at $408,040,093); expected proceeds $400,000,556	0.050%	07/01/2021	07/01/2021	400,000,000	400,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 04/09/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and a U.S. Treasury Note, 0.625% due 08/15/2030, valued at $147,900,077); expected proceeds $145,021,992 (c)	0.060%	07/09/2021	07/09/2021	145,000,000	145,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 04/28/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $197,880,033); expected proceeds $194,022,633 (c)	0.050%	07/21/2021	07/21/2021	194,000,000	194,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/04/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $201,960,069); expected proceeds $198,024,750 (c)	0.050%	09/02/2021	09/02/2021	198,000,000	198,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/15/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $402,900,072); expected proceeds $395,009,875 (c)	0.030%	07/15/2021	07/15/2021	395,000,000	395,000,000
Agreement with Prudential Insurance Co., dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 3.750% due 11/15/2043, and U.S. Treasury Strips, 0.000%, due 05/15/2027 – 02/15/2045, valued at $269,022,711); expected proceeds $263,024,663	0.060%	07/01/2021	07/01/2021	263,024,225	263,024,225
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Prudential Insurance Co., dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 2.250% - 3.750% due 11/15/2042 - 11/15/2048, and U.S. Treasury Strips, 0.000%, due 11/15/2027 – 05/15/2029, valued at $259,773,208); expected proceeds $254,482,824	0.060%	07/01/2021	07/01/2021	$ 254,482,400	$ 254,482,400
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/03/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 6.000% due 02/15/2026 – 05/15/2051, U.S. Treasury Inflation Index Bonds, 0.250% – 3.625% due 04/15/2028 – 02/15/2050, and U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 07/15/2026 – 07/15/2028, valued at $187,680,045); expected proceeds $184,001,687	0.010%	07/07/2021	07/07/2021	184,000,000	184,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 6.000% due 02/15/2026 – 08/15/2047, and U.S. Treasury Inflation Index Bonds, 0.750% – 1.375% due 02/15/2044 – 02/15/2047, valued at $162,180,000); expected proceeds $159,000,221	0.050%	07/01/2021	07/01/2021	159,000,000	159,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by Federal Home Loan Mortgage Corporations, 0.523% – 5.559% due 05/15/2022 – 03/01/2049, Federal National Mortgage Associations, 0.792% – 4.500% due 11/01/2026 – 02/01/2057, Government National Mortgage Associations, 0.213% – 3.000% due 04/20/2026 – 04/20/2051, Resolution Funding Strips, 0.000% due 01/15/2030 – 04/15/2030, U.S. Treasury Bills, 0.000% due 07/08/2021 – 12/02/2021, U.S. Treasury Bonds, 2.250% – 8.000% due 11/15/2021 – 05/15/2049, U.S. Treasury Inflation Index Bonds, 0.750% – 3.375% due 04/15/2032 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2022 – 01/15/2030, U.S. Treasury Notes, 0.125% – 3.125% due 07/15/2021 – 05/15/2030, and U.S. Treasury Strips, 0.000% due 08/15/2029 – 11/15/2048, valued at $367,287,516); expected proceeds $360,003,500
	0.050%	07/06/2021	07/06/2021	360,000,000	360,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 7.500% due 02/15/2023 – 11/15/2050, and U.S. Treasury Inflation Index Bonds, 2.500% – 3.875% due 01/15/2029 – 04/15/2029, valued at $428,400,016); expected proceeds $420,000,583	0.050%	07/01/2021	07/01/2021	420,000,000	420,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 0.500% due 03/15/2023, valued at $51,000,092); expected proceeds $50,000,069	0.050%	07/01/2021	07/01/2021	50,000,000	50,000,000
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Inflation Index Bonds, 1.375% – 2.375% due 01/15/2027 – 02/15/2044, valued at $102,000,150); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	$ 100,000,000	$ 100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					22,517,585,138
TOTAL INVESTMENTS –103.4% (d)(e)					91,881,035,024
Liabilities in Excess of Other Assets —(3.4)%					670,479,248
NET ASSETS –100.0%					$92,551,514,272
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $1,682,000,000 or 1.8% of net assets as of June 30, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$55,446,283,886
Repurchase agreements, at value and amortized cost	36,434,751,138
Total Investments	91,881,035,024
Cash	3,078,042,357
Interest receivable — unaffiliated issuers	14,232,975
Other Receivable	122,595
TOTAL ASSETS	94,973,432,951
LIABILITIES
Payable for investments purchased	2,415,297,969
Advisory and administrator fee payable	3,749,150
Custody, sub-administration and transfer agent fees payable	2,574,101
Professional fees payable	202,688
Accrued expenses and other liabilities	94,771
TOTAL LIABILITIES	2,421,918,679
NET ASSETS	$92,551,514,272
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$33,931,943
EXPENSES
Advisory and administrator fee	20,852,358
Custodian, sub-administrator and transfer agent fees	5,235,252
Trustees’ fees and expenses	357,316
Professional fees and expenses	298,924
Printing and postage fees	41,117
Insurance expense	12,528
Miscellaneous expenses	25,136
TOTAL EXPENSES	26,822,631
NET INVESTMENT INCOME (LOSS)	$ 7,109,312
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	54,821
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 7,164,133
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,109,312	$ 305,998,992
Net realized gain (loss)	54,821	94,958
Net increase (decrease) in net assets resulting from operations	7,164,133	306,093,950
CAPITAL TRANSACTIONS
Contributions	100,017,417,408	215,779,123,984
Withdrawals	(87,085,014,419)	(197,361,054,418)
Net increase (decrease) in net assets from capital transactions	12,932,402,989	18,418,069,566
Net increase (decrease) in net assets during the period	12,939,567,122	18,724,163,516
Net assets at beginning of period	79,611,947,150	60,887,783,634
NET ASSETS AT END OF PERIOD	$ 92,551,514,272	$ 79,611,947,150
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.02%	0.45%	2.20%	1.81%	0.74%	0.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$92,551,514	$79,611,947	$60,887,784	$41,221,782	$48,665,017	$50,925,227
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.07%	0.07%	0.06%	0.07%
Net investment income (loss)	0.02%(b)	0.39%	2.13%	1.78%	0.85%	0.32%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2021, the Portfolio had invested in repurchase agreements with the gross values of $32,613,168,138 and associated collateral equal to $33,080,518,076.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Portfolio’s tax positions taken
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,000.20	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
____________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
27

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized
28

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
29

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITUSGOVMMSAR
00263102

Semi-Annual Report
June 30, 2021
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2021

% of Net Assets
Treasury Debt	110.0%
Liabilities in Excess of Other Assets	(10.0)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2021

% of Net Assets
Overnight (1 Day)	7.4%
2 to 30 Days	33.2
31 to 60 Days	19.8
61 to 90 Days	8.4
Over 90 Days	41.2
Total	110.0%
Average days to maturity	49
Weighted average life	99
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—110.0%
U.S. Treasury Bill (a)	0.004%	07/01/2021	07/01/2021	$ 1,070,614,000	$ 1,070,614,000
U.S. Treasury Bill (a)	0.005%	07/15/2021	07/15/2021	200,000,000	199,999,611
U.S. Treasury Bill (a)	0.025%	08/24/2021	08/24/2021	400,000,000	399,982,000
U.S. Treasury Bill (a)	0.025%	08/31/2021	08/31/2021	175,000,000	174,992,587
U.S. Treasury Bill (a)	0.028%	08/10/2021	08/10/2021	74,950,000	74,947,767
U.S. Treasury Bill (a)	0.030%	10/05/2021	10/05/2021	152,930,000	152,917,766
U.S. Treasury Bill (a)	0.030%	10/12/2021	10/12/2021	300,000,000	299,974,250
U.S. Treasury Bill (a)	0.035%	10/07/2021	10/07/2021	50,000,000	49,995,236
U.S. Treasury Bill (a)	0.038%	10/28/2021	10/28/2021	100,000,000	99,987,604
U.S. Treasury Bill (a)	0.038%	12/09/2021	12/09/2021	299,915,000	299,862,921
U.S. Treasury Bill (a)	0.040%	09/30/2021	09/30/2021	400,340,000	400,292,078
U.S. Treasury Bill (a)	0.040%	10/14/2021	10/14/2021	161,300,000	161,281,182
U.S. Treasury Bill (a)	0.040%	12/16/2021	12/16/2021	300,000,000	299,944,000
U.S. Treasury Bill (a)	0.043%	10/21/2021	10/21/2021	300,600,000	300,561,473
U.S. Treasury Bill (a)	0.045%	08/26/2021	08/26/2021	377,000,000	376,976,007
U.S. Treasury Bill (a)	0.045%	09/23/2021	09/23/2021	396,500,000	396,458,367
U.S. Treasury Bill (a)	0.048%	10/26/2021	10/26/2021	449,950,000	449,878,666
U.S. Treasury Bill (a)	0.050%	07/06/2021	07/06/2021	1,065,790,000	1,065,788,066
U.S. Treasury Bill (a)	0.050%	07/13/2021	07/13/2021	1,242,623,000	1,242,614,526
U.S. Treasury Bill (a)	0.050%	08/12/2021	08/12/2021	999,500,000	999,453,925
U.S. Treasury Bill (a)	0.050%	11/02/2021	11/02/2021	450,390,000	450,315,561
U.S. Treasury Bill (a)	0.053%	09/16/2021	09/16/2021	300,340,000	300,311,648
U.S. Treasury Bill (a)	0.053%	12/23/2021	12/23/2021	205,500,000	205,448,304
U.S. Treasury Bill (a)	0.056%	07/20/2021	07/20/2021	564,555,000	564,544,476
U.S. Treasury Bill (a)	0.058%	08/19/2021	08/19/2021	300,000,000	299,984,841
U.S. Treasury Bill (a)	0.058%	12/30/2021	12/30/2021	178,200,000	178,149,313
U.S. Treasury Bill (a)	0.063%	09/09/2021	09/09/2021	350,000,000	349,968,889
U.S. Treasury Bill (a)	0.070%	03/24/2022	03/24/2022	150,000,000	149,922,417
U.S. Treasury Bill (a)	0.073%	08/05/2021	08/05/2021	506,060,000	506,036,348
U.S. Treasury Bill (a)	0.085%	07/29/2021	07/29/2021	500,500,000	500,479,875
U.S. Treasury Bill (a)	0.090%	07/08/2021	07/08/2021	427,480,000	427,476,373
U.S. Treasury Bill (a)	0.093%	07/22/2021	07/22/2021	850,023,000	850,005,770
U.S. Treasury Note (a)	0.023%	07/31/2021	07/31/2021	56,000,000	56,103,359
U.S. Treasury Note (a)	0.066%	10/15/2021	10/15/2021	67,200,000	67,746,918
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	0.084%	07/01/2021	04/30/2023	150,000,000	150,011,128
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	0.099%	07/01/2021	01/31/2023	29,500,000	29,507,814
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	07/31/2022	330,000,000	330,004,923
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	10/31/2022	538,559,000	538,711,644
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.164%	07/01/2021	04/30/2022	446,600,000	446,849,493
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.204%	07/01/2021	01/31/2022	554,000,000	554,350,301
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.270%	07/01/2021	07/31/2021	160,307,000	160,313,143
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.350%	07/01/2021	10/31/2021	369,250,000	369,453,673
TOTAL INVESTMENTS –110.0% (c)(d)					16,002,218,243
Liabilities in Excess of Other Assets —(10.0)%					(1,453,310,183)
NET ASSETS –100.0%					$14,548,908,060
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$16,002,218,243
Cash	892
Interest receivable — unaffiliated issuers	1,611,782
TOTAL ASSETS	16,003,830,917
LIABILITIES
Payable for investments purchased	1,453,735,368
Advisory and administrator fee payable	600,309
Custody, sub-administration and transfer agent fees payable	505,266
Professional fees payable	58,393
Accrued expenses and other liabilities	23,521
TOTAL LIABILITIES	1,454,922,857
NET ASSETS	$14,548,908,060
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$5,836,798
EXPENSES
Advisory and administrator fee	3,872,363
Custodian, sub-administrator and transfer agent fees	983,711
Trustees’ fees and expenses	88,616
Professional fees	87,295
Printing and postage fees	11,320
Insurance expense	3,137
Miscellaneous expenses	6,378
TOTAL EXPENSES	5,052,820
NET INVESTMENT INCOME (LOSS)	$ 783,978
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,413
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 804,391
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 783,978	$ 69,648,659
Net realized gain (loss)	20,413	185,977
Net increase (decrease) in net assets resulting from operations	804,391	69,834,636
CAPITAL TRANSACTIONS
Contributions	10,384,742,441	36,624,674,911
Withdrawals	(12,608,141,928)	(32,739,648,118)
Net increase (decrease) in net assets from capital transactions	(2,223,399,487)	3,885,026,793
Net increase (decrease) in net assets during the period	(2,222,595,096)	3,954,861,429
Net assets at beginning of period	16,771,503,156	12,816,641,727
NET ASSETS AT END OF PERIOD	$ 14,548,908,060	$ 16,771,503,156
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.01%	0.48%	2.18%	1.80%	0.73%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,548,908	$16,771,503	$12,816,642	$10,372,969	$13,005,602	$14,004,301
Ratios to average net assets:
Total expenses	0.07%(b)	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.01%(b)	0.38%	2.13%	1.76%	0.81%	0.25%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
7.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$1,000.00	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
_________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive order (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trusts determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•     Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•     Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•    A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•     Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including the information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•     SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
•     State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•     State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Portfolio.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and was equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRMMSAR

Semi-Annual Report
June 30, 2021
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2021

% of Net Assets
Treasury Debt	65.4%
Treasury Repurchase Agreements	32.5
Other Assets in Excess of Liabilities	2.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2021

% of Net Assets
Overnight (1 Day)	30.7%
2 to 30 Days	21.3
31 to 60 Days	11.5
61 to 90 Days	3.7
Over 90 Days	30.7
Total	97.9%
Average days to maturity	27
Weighted average life	88
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—65.4%
U.S. Treasury Bill (a)	0.005%	07/15/2021	07/15/2021	$ 375,000,000	$ 374,991,007
U.S. Treasury Bill (a)	0.006%	07/27/2021	07/27/2021	304,170,000	304,164,712
U.S. Treasury Bill (a)	0.010%	08/03/2021	08/03/2021	125,000,000	124,998,854
U.S. Treasury Bill (a)	0.025%	08/24/2021	08/24/2021	102,700,000	102,693,068
U.S. Treasury Bill (a)	0.028%	08/10/2021	08/10/2021	224,850,000	224,843,302
U.S. Treasury Bill (a)	0.030%	10/05/2021	10/05/2021	42,000,000	41,996,640
U.S. Treasury Bill (a)	0.030%	10/12/2021	10/12/2021	200,000,000	199,982,833
U.S. Treasury Bill (a)	0.035%	10/07/2021	10/07/2021	56,000,000	55,994,664
U.S. Treasury Bill (a)	0.038%	12/09/2021	12/09/2021	399,882,000	399,812,562
U.S. Treasury Bill (a)	0.040%	09/30/2021	09/30/2021	118,000,000	117,988,069
U.S. Treasury Bill (a)	0.040%	10/14/2021	10/14/2021	161,300,000	161,281,182
U.S. Treasury Bill (a)	0.040%	12/16/2021	12/16/2021	350,000,000	349,934,667
U.S. Treasury Bill (a)	0.043%	10/21/2021	10/21/2021	250,000,000	249,967,958
U.S. Treasury Bill (a)	0.045%	08/26/2021	08/26/2021	262,500,000	262,487,544
U.S. Treasury Bill (a)	0.048%	10/26/2021	10/26/2021	349,910,000	349,854,526
U.S. Treasury Bill (a)	0.050%	07/13/2021	07/13/2021	774,670,000	774,665,071
U.S. Treasury Bill (a)	0.050%	08/12/2021	08/12/2021	602,137,000	602,101,875
U.S. Treasury Bill (a)	0.050%	11/02/2021	11/02/2021	300,000,000	299,950,417
U.S. Treasury Bill (a)	0.052%	09/16/2021	09/16/2021	349,500,000	349,469,072
U.S. Treasury Bill (a)	0.055%	05/25/2021	07/20/2021	617,467,000	617,453,693
U.S. Treasury Bill (a)	0.058%	12/30/2021	12/30/2021	148,500,000	148,457,761
U.S. Treasury Bill (a)	0.063%	09/09/2021	09/09/2021	425,000,000	424,963,481
U.S. Treasury Bill (a)	0.070%	03/24/2022	03/24/2022	250,000,000	249,870,694
U.S. Treasury Bill (a)	0.073%	08/05/2021	08/05/2021	425,000,000	424,970,709
U.S. Treasury Bill (a)	0.080%	07/06/2021	07/06/2021	625,000,000	624,996,554
U.S. Treasury Bill (a)	0.085%	07/29/2021	07/29/2021	374,620,000	374,594,809
U.S. Treasury Bill (a)	0.090%	07/08/2021	07/08/2021	725,074,000	725,069,333
U.S. Treasury Bill (a)	0.093%	07/22/2021	07/22/2021	200,000,000	199,989,057
U.S. Treasury Bill (a)	0.098%	07/01/2021	07/01/2021	725,019,000	725,019,000
U.S. Treasury Note (a)	0.051%	09/15/2021	09/15/2021	75,000,000	75,418,640
U.S. Treasury Note (a)	0.056%	09/30/2021	09/30/2021	80,000,000	80,411,836
U.S. Treasury Note (a)	0.056%	09/30/2021	09/30/2021	51,000,000	51,135,585
U.S. Treasury Note (a)	0.056%	12/31/2021	12/31/2021	11,522,000	11,633,410
U.S. Treasury Note (a)	0.058%	10/31/2021	10/31/2021	124,440,000	124,933,801
U.S. Treasury Note (a)	0.061%	07/31/2021	07/31/2021	92,200,000	92,329,028
U.S. Treasury Note (a)	0.062%	10/31/2021	10/31/2021	45,800,000	46,095,061
U.S. Treasury Note (a)	0.066%	10/15/2021	10/15/2021	122,560,000	123,557,997
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	0.084%	07/01/2021	04/30/2023	172,049,000	172,061,763
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	0.099%	07/01/2021	01/31/2023	219,485,000	219,555,290
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	07/31/2022	694,375,000	694,452,549
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	0.105%	07/01/2021	10/31/2022	884,361,000	884,553,988
U.S. Treasury Note, 3 Month USD MMY + 0.11%(b)	0.164%	07/01/2021	04/30/2022	971,345,000	971,913,844
U.S. Treasury Note, 3 Month USD MMY + 0.15%(b)	0.204%	07/01/2021	01/31/2022	847,500,000	848,018,429
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	0.270%	07/01/2021	07/31/2021	954,000,000	954,002,796
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	0.350%	07/01/2021	10/31/2021	614,000,000	614,325,995
TOTAL TREASURY DEBT					15,826,963,126
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—32.5%
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 3.000% due 02/15/2047, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.875% due 01/15/2029, U.S. Treasury Notes, 0.125% – 3.125% due 07/31/2021 – 11/15/2030, and U.S. Treasury Strips, 0.000% due 02/15/2027 – 08/15/2028, valued at $102,000,007); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	$ 100,000,000	$ 100,000,000
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 2.750% – 3.625% due 08/15/2042 – 08/15/2043, valued at $204,000,041); expected proceeds $200,000,167	0.030%	07/01/2021	07/01/2021	200,000,000	200,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 1.625% due 10/31/2026, valued at $108,120,087); expected proceeds $106,000,147	0.050%	06/30/2021	07/01/2021	106,000,000	106,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.125% – 2.875% due 03/31/2023 – 08/15/2028, valued at $127,500,030); expected proceeds $125,000,174	0.050%	07/01/2021	07/01/2021	125,000,000	125,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 0.125% due 06/30/2023, valued at $56,100,098); expected proceeds $55,000,076	0.050%	07/01/2021	07/01/2021	55,000,000	55,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 12/02/2021, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 04/15/2028 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2023 – 07/15/2030, a U.S. Treasury Note, 2.125% due 08/15/2021, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 02/15/2051, valued at $132,600,000); expected proceeds $130,001,264	0.050%	07/02/2021	07/02/2021	130,000,000	130,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Inflation Index Bonds, 0.250% – 2.125% due 02/15/2040 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 04/15/2024 – 07/15/2030, a U.S. Treasury Note, 1.750% due 06/30/2024, and U.S. Treasury Strips, 0.000% due 02/15/2034 – 11/15/2047, valued at $258,060,000); expected proceeds $253,000,351	0.050%	07/01/2021	07/01/2021	253,000,000	253,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/07/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 4.625% due 02/15/2040 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2029 – 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 10/15/2024 – 07/15/2030, and U.S. Treasury Notes, 0.125% – 3.125% due 04/30/2022 – 02/15/2031, valued at $48,960,041); expected proceeds $48,000,413	0.010%	07/08/2021	07/07/2021	48,000,000	48,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by U.S. Treasury Bills, 0.000% due 09/02/2021 – 10/26/2021, valued at $510,000,028); expected proceeds $500,004,861	0.050%	07/02/2021	07/02/2021	$ 500,000,000	$ 500,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% due 07/15/2024 – 10/15/2024, valued at $155,040,065); expected proceeds $152,000,211	0.050%	07/01/2021	07/01/2021	152,000,000	152,000,000
Agreement with Credit Suisse Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bills, 0.000% due 08/19/2021 – 06/16/2022, U.S. Treasury Inflation Index Bonds, 2.125% – 3.875% due 04/15/2029 – 02/15/2040, and U.S. Treasury Notes, 0.125% – 2.875% due 07/31/2021 – 11/15/2030, valued at $102,000,195); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.125% – 2.000% due 02/15/2023 – 02/15/2030, valued at $3,000,004,192); expected proceeds $3,000,004,167	0.050%	07/01/2021	07/01/2021	3,000,000,000	3,000,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.350% – 2.250% due 10/31/2021 – 11/15/2027, valued at $877,314,315); expected proceeds $860,001,194	0.050%	07/01/2021	07/01/2021	860,000,000	860,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2030, valued at $500,051,338); expected proceeds $490,001,024	0.050%	07/01/2021	07/01/2021	490,000,343	490,000,343
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 0.125% due 05/31/2023, valued at $204,000,021); expected proceeds $200,000,278	0.050%	07/01/2021	07/01/2021	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bill, 0.000% due 07/01/2021, and U.S. Treasury Strips, 0.000% due 02/15/2032 – 08/15/2043, valued at $142,800,000); expected proceeds $140,000,194	0.050%	07/01/2021	07/01/2021	140,000,000	140,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2022, valued at $102,000,336); expected proceeds $100,000,972	0.050%	07/06/2021	07/06/2021	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 6.000% – 7.625% due 11/15/2022 – 02/15/2026, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2022, and a U.S. Treasury Note, 0.125% due 06/30/2023, valued at $22,440,059); expected proceeds $22,000,031	0.050%	07/01/2021	07/01/2021	22,000,000	22,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 0.500% – 0.750% due 02/28/2026 – 05/31/2026, valued at $76,500,131); expected proceeds $75,000,104	0.050%	07/01/2021	07/01/2021	$ 75,000,000	$ 75,000,000
Agreement with MUFG Securities, dated 6/30/2021 (collateralized by a U.S. Treasury Note, 2.625% due 02/15/2029, valued at $96,868,365); expected proceeds $95,000,132	0.050%	07/01/2021	07/01/2021	95,000,000	95,000,000
Agreement with National Australia Bank, Ltd., dated 6/30/2021 (collateralized by a U.S. Treasury Note, 1.750%due 01/31/2023, valued at $101,938,824); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 04/09/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $56,100,040); expected proceeds $55,008,342 (c)	0.060%	07/09/2021	07/09/2021	55,000,000	55,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 04/28/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 11/15/2026 – 08/15/2030, valued at $57,120,036); expected proceeds $56,006,533 (c)	0.050%	07/21/2021	07/21/2021	56,000,000	56,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/04/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $53,040,098); expected proceeds $52,006,500 (c)	0.050%	09/02/2021	09/02/2021	52,000,000	52,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/15/2021 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, and U.S. Treasury Notes, 0.625% – 2.000% due 06/30/2024 – 08/15/2030, valued at $107,100,088); expected proceeds $105,002,625 (c)	0.030%	07/15/2021	07/15/2021	105,000,000	105,000,000
Agreement with Prudential Insurance Co., dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 2.875%due 08/15/2045, and U.S. Treasury Strips, 0.000%, due 11/15/2021 – 08/15/2030, valued at $48,873,430); expected proceeds $47,851,955	0.060%	07/01/2021	07/01/2021	47,851,875	47,851,875
Agreement with Prudential Insurance Co., dated 06/30/2021 (collateralized by U.S. Treasury Strips, 0.000%, due 05/15/2029 – 05/15/2030, valued at $61,032,370); expected proceeds $59,758,850	0.060%	07/01/2021	07/01/2021	59,758,750	59,758,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/03/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 6.000% due 02/15/2026 – 05/15/2051, U.S. Treasury Inflation Index Bonds, 0.250% – 2.500% due 01/15/2029 – 02/15/2050, and U.S. Treasury Notes, 0.250% – 2.000% due 09/30/2025 – 05/15/2030, valued at $49,980,054); expected proceeds $49,000,449	0.010%	07/06/2021	07/07/2021	49,000,000	49,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 6.250% due 08/15/2023 – 05/15/2051, U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2029 – 02/15/2047, and U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2026 – 07/15/2026, valued at $41,820,010); expected proceeds $41,000,057	0.050%	07/01/2021	07/01/2021	$ 41,000,000	$ 41,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by U.S. Treasury Bonds, 2.750% – 3.750% due 11/15/2042 – 05/15/2049, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 01/15/2027 – 02/15/2046, a U.S. Treasury Inflation Index Note, 0.500% due 04/15/2024, U.S. Treasury Notes, 0.125% – 2.875% due 07/31/2021 – 12/31/2027, and U.S. Treasury Strips, 0.000% due 05/15/2027 – 02/15/2046, valued at $99,960,000); expected proceeds $98,000,953	0.050%	07/06/2021	07/06/2021	98,000,000	98,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 1.250% – 1.875% due 11/15/2040 – 02/15/2051, valued at $319,260,049); expected proceeds $313,000,435	0.050%	07/01/2021	07/01/2021	313,000,000	313,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 0.500% due 03/15/2023, valued at $51,000,092); expected proceeds $50,000,069	0.050%	07/01/2021	07/01/2021	50,000,000	50,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bills, 0.000% due 07/06/2021 – 12/30/2021, U.S. Treasury Bonds, 1.875% – 8.000% due 11/15/2021 – 02/15/2051, U.S. Treasury Inflation Index Bonds, 0.750% – 2.375% due 01/15/2025 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 01/15/2023 – 07/15/2030, U.S. Treasury Notes, 0.125% – 2.750% due 02/15/2022 – 03/31/2028, and U.S. Treasury Strips, 0.000% due 11/15/2023 – 05/15/2050, valued at $102,000,091); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					7,877,610,968
TOTAL INVESTMENTS –97.9% (d)(e)					23,704,574,094
Other Assets in Excess of Liabilities —2.1%					508,813,043
NET ASSETS –100.0%					$24,213,387,137
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $268,000,000 or 1.1% of net assets as of June 30, 2021.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$15,826,963,126
Repurchase agreements, at value and amortized cost	7,877,610,968
Total Investments	23,704,574,094
Cash	1,181,423,410
Interest receivable — unaffiliated issuers	4,520,499
Other Receivable	42,978
TOTAL ASSETS	24,890,560,981
LIABILITIES
Payable for investments purchased	675,394,936
Advisory and administrator fee payable	993,920
Custody, sub-administration and transfer agent fees payable	675,056
Professional fees payable	74,256
Accrued expenses and other liabilities	35,676
TOTAL LIABILITIES	677,173,844
NET ASSETS	$24,213,387,137
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$10,980,881
EXPENSES
Advisory and administrator fee	6,544,353
Custodian, sub-administrator and transfer agent fees	1,656,224
Trustees’ fees and expenses	135,671
Professional fees	129,086
Printing and postage fees	10,849
Insurance expense	4,032
Miscellaneous expenses	9,216
TOTAL EXPENSES	8,489,431
NET INVESTMENT INCOME (LOSS)	$ 2,491,450
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	9,193
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,500,643
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,491,450	$ 111,054,789
Net realized gain (loss)	9,193	91,876
Net increase (decrease) in net assets resulting from operations	2,500,643	111,146,665
CAPITAL TRANSACTIONS
Contributions	32,927,539,284	96,988,717,280
Withdrawals	(36,766,010,559)	(92,885,440,947)
Net increase (decrease) in net assets from capital transactions	(3,838,471,275)	4,103,276,333
Net increase (decrease) in net assets during the period	(3,835,970,632)	4,214,422,998
Net assets at beginning of period	28,049,357,769	23,834,934,771
NET ASSETS AT END OF PERIOD	$ 24,213,387,137	$ 28,049,357,769
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Total return (a)	0.00%(b)	0.46%	2.19%	1.82%	0.82%	0.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,213,387	$28,049,358	$23,834,935	$17,447,265	$14,180,281	$10,628,952
Ratios to average net assets:
Total expenses	0.06%(c)	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.02%(c)	0.41%	2.13%	1.79%	0.84%	0.27%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.05%.
(c)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2021, the Portfolio had invested in repurchase agreements with the gross values of $7,877,610,968 and associated collateral equal to $7,975,584,531.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2021.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

As of June 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
8.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,000.00	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically on April 7, 2021 and May 24-25, 2021 (in reliance on the Order), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
__________________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above its Lipper Index for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
20

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees,
21

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRPLMMSAR

Semi-Annual Report
June 30, 2021
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of June 30, 2021

Description	Market Value	% of Net Assets
Nestle SA	81,465,470	2.1%
ASML Holding NV	65,410,887	1.7
Roche Holding AG	60,128,127	1.5
LVMH Moet Hennessy Louis Vuitton SE	49,432,752	1.3
Novartis AG	45,997,479	1.2
TOTAL	302,434,715	7.8%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.5%
AUSTRALIA — 8.0%
Afterpay, Ltd. (a)	50,626	$ 4,491,344
AGL Energy, Ltd.	138,573	853,076
Ampol, Ltd.	51,429	1,089,197
APA Group Stapled Security	266,666	1,781,776
Aristocrat Leisure, Ltd. (b)	132,362	4,281,888
ASX, Ltd.	43,582	2,542,609
Aurizon Holdings, Ltd.	422,789	1,180,761
AusNet Services, Ltd.	394,080	517,747
Australia & New Zealand Banking Group, Ltd.	640,970	13,546,015
BHP Group PLC	479,041	14,095,728
BHP Group, Ltd.	667,718	24,347,627
BlueScope Steel, Ltd.	107,733	1,776,137
Brambles, Ltd.	344,056	2,954,953
Cochlear, Ltd.	15,354	2,901,005
Coles Group, Ltd.	306,786	3,936,163
Commonwealth Bank of Australia	401,729	30,120,604
Computershare, Ltd.	114,093	1,447,575
Crown Resorts, Ltd. (a)	91,949	822,156
CSL, Ltd.	103,589	22,179,073
Dexus REIT	242,238	1,940,449
Domino's Pizza Enterprises, Ltd.	13,471	1,218,760
Endeavour Group, Ltd. (a)	286,777	1,354,224
Evolution Mining, Ltd.	377,056	1,273,837
Fortescue Metals Group, Ltd.	380,172	6,661,567
Glencore PLC	2,279,646	9,745,253
Goodman Group REIT	382,635	6,081,364
GPT Group REIT	413,810	1,522,273
Insurance Australia Group, Ltd.	548,279	2,123,962
LendLease Corp., Ltd. Stapled Security	151,641	1,304,658
Macquarie Group, Ltd.	78,533	9,222,904
Magellan Financial Group, Ltd.	30,659	1,239,709
Medibank Pvt, Ltd.	647,264	1,535,550
Mirvac Group REIT	845,804	1,854,163
National Australia Bank, Ltd.	749,371	14,751,121
Newcrest Mining, Ltd.	187,615	3,560,738
Northern Star Resources, Ltd.	248,376	1,823,660
Oil Search, Ltd.	449,817	1,286,638
Orica, Ltd.	92,163	918,862
Origin Energy, Ltd.	392,018	1,327,327
Qantas Airways, Ltd. (a)	205,549	719,112
QBE Insurance Group, Ltd.	343,146	2,779,687
Ramsay Health Care, Ltd.	42,271	1,997,716
REA Group, Ltd.	11,311	1,435,358
Reece, Ltd.	64,655	1,146,024
Rio Tinto PLC	254,527	20,917,658
Rio Tinto, Ltd.	84,231	8,008,263
Santos, Ltd.	434,404	2,312,254
Security Description	Shares	Value
Scentre Group REIT	1,216,077	$ 2,501,538
SEEK, Ltd.	76,262	1,897,388
Sonic Healthcare, Ltd.	101,699	2,931,861
South32, Ltd.	1,131,824	2,489,671
Stockland REIT	553,225	1,935,455
Suncorp Group, Ltd.	284,230	2,370,715
Sydney Airport Stapled Security (a)	302,380	1,314,399
Tabcorp Holdings, Ltd.	481,417	1,872,176
Telstra Corp., Ltd.	974,160	2,749,879
Transurban Group Stapled Security	630,934	6,740,378
Treasury Wine Estates, Ltd.	174,633	1,531,315
Vicinity Centres REIT	796,496	923,863
Washington H Soul Pattinson & Co., Ltd. (b)	29,041	735,400
Wesfarmers, Ltd.	259,634	11,519,788
Westpac Banking Corp.	833,306	16,146,856
WiseTech Global, Ltd.	35,073	840,751
Woodside Petroleum, Ltd.	216,810	3,615,125
Woolworths Group, Ltd.	286,777	8,209,308
		315,254,391
AUSTRIA — 0.2%
Erste Group Bank AG	65,346	2,397,660
OMV AG	34,411	1,957,561
Raiffeisen Bank International AG	34,387	778,889
Verbund AG	15,343	1,412,863
Voestalpine AG	26,238	1,068,512
		7,615,485
BELGIUM — 0.8%
Ageas SA/NV	38,086	2,113,779
Anheuser-Busch InBev SA/NV	173,208	12,490,828
Elia Group SA (b)	6,832	721,084
Etablissements Franz Colruyt NV	12,414	694,279
Groupe Bruxelles Lambert SA	25,073	2,805,114
KBC Group NV	56,404	4,300,997
Proximus SADP	40,640	785,096
Sofina SA	3,463	1,494,044
Solvay SA	17,518	2,227,038
UCB SA	27,486	2,873,634
Umicore SA	46,251	2,824,728
		33,330,621
BRAZIL — 0.1%
Yara International ASA	40,982	2,158,351
CHILE — 0.1%
Antofagasta PLC	91,520	1,814,907
CHINA — 0.5%
BOC Hong Kong Holdings, Ltd.	842,500	2,858,654

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (b)(c)	393,700	$ 1,242,060
Chow Tai Fook Jewellery Group, Ltd.	444,800	1,016,083
ESR Cayman, Ltd. (a)(c)	442,400	1,492,545
Futu Holdings, Ltd. ADR (a)	11,100	1,987,899
Prosus NV (a)	110,777	10,834,126
Wilmar International, Ltd.	440,800	1,475,673
		20,907,040
DENMARK — 2.5%
Ambu A/S Class B	37,433	1,439,283
AP Moller - Maersk A/S Class A	700	1,944,646
AP Moller - Maersk A/S Class B	1,421	4,084,733
Carlsberg AS Class B	22,912	4,271,416
Chr. Hansen Holding A/S	24,085	2,173,990
Coloplast A/S Class B	26,423	4,336,026
Danske Bank A/S	161,421	2,840,709
Demant A/S (a)	26,480	1,490,689
DSV Panalpina A/S	47,052	10,974,085
Genmab A/S (a)	15,033	6,151,722
GN Store Nord A/S	28,479	2,487,947
Novo Nordisk A/S Class B	392,095	32,853,053
Novozymes A/S Class B	46,292	3,489,682
Orsted A/S (c)	43,326	6,080,309
Pandora A/S	22,173	2,980,893
ROCKWOOL International A/S Class B	1,854	902,674
Tryg A/S	80,083	1,966,140
Vestas Wind Systems A/S	230,189	8,986,495
		99,454,492
FINLAND — 1.3%
Elisa Oyj	33,812	2,017,715
Fortum Oyj	104,227	2,875,002
Kesko Oyj Class B	60,749	2,244,117
Kone Oyj Class B	78,456	6,401,222
Neste Oyj	96,626	5,917,367
Nokia Oyj (a)	1,270,136	6,801,494
Nordea Bank Abp	732,904	8,163,612
Orion Oyj Class B	23,073	991,883
Sampo Oyj Class A	110,927	5,098,816
Stora Enso Oyj Class R	132,563	2,418,623
UPM-Kymmene Oyj	122,973	4,652,097
Wartsila OYJ Abp	105,287	1,562,622
		49,144,570
FRANCE — 10.4%
Accor SA (a)	42,276	1,578,755
Adevinta ASA (a)	60,938	1,168,453
Aeroports de Paris (a)	6,603	860,181
Air Liquide SA	107,257	18,781,782
Airbus SE (a)	133,210	17,130,681
Alstom SA (a)	61,921	3,127,475
Amundi SA (c)	13,764	1,213,595
Arkema SA	16,060	2,015,021
Security Description	Shares	Value
Atos SE	23,181	$ 1,410,255
AXA SA	435,994	11,057,019
BioMerieux	8,992	1,045,035
BNP Paribas SA	254,774	15,973,964
Bollore SA	188,302	1,009,350
Bouygues SA	50,447	1,865,946
Bureau Veritas SA (a)	64,040	2,026,215
Capgemini SE	36,552	7,022,220
Carrefour SA	135,532	2,665,665
Cie de Saint-Gobain	113,646	7,485,285
Cie Generale des Etablissements Michelin SCA	38,584	6,154,288
CNP Assurances	44,447	756,384
Covivio REIT	11,839	1,012,556
Credit Agricole SA	282,163	3,953,168
Danone SA	148,388	10,447,542
Dassault Aviation SA	605	711,730
Dassault Systemes SE	30,008	7,277,440
Edenred	54,766	3,120,705
Eiffage SA	17,761	1,807,187
Electricite de France SA	103,834	1,418,536
Engie SA	415,211	5,689,178
EssilorLuxottica SA	65,297	12,052,100
Eurazeo SE	7,897	688,332
Faurecia SE (d)	27,851	1,366,390
Faurecia SE (d)	4,239	207,365
Gecina SA REIT	9,903	1,517,321
Getlink SE	95,283	1,485,900
Hermes International	7,160	10,431,253
Iliad SA	3,166	463,313
Ipsen SA	9,549	993,356
Kering SA	17,149	14,988,376
Klepierre SA REIT	44,201	1,139,043
La Francaise des Jeux SAEM (c)	21,241	1,248,906
Legrand SA	60,701	6,425,412
L'Oreal SA	57,324	25,547,096
LVMH Moet Hennessy Louis Vuitton SE	63,033	49,432,752
Natixis SA	221,885	1,052,534
Orange SA	454,337	5,180,548
Orpea SA (a)	12,027	1,529,688
Pernod Ricard SA	47,662	10,580,992
Publicis Groupe SA	51,474	3,292,662
Remy Cointreau SA	4,727	975,961
Renault SA (a)	41,712	1,686,058
Safran SA	77,675	10,770,066
Sanofi	257,769	27,010,628
Sartorius Stedim Biotech	6,218	2,941,461
SCOR SE (a)	33,341	1,060,439
SEB SA	6,154	1,112,220
Societe Generale SA	186,017	5,484,058
Sodexo SA (a)	20,862	1,947,058
Suez SA	75,713	1,800,251
Teleperformance	13,084	5,311,237

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Thales SA	23,415	$ 2,389,147
TotalEnergies SE	565,170	25,572,833
Ubisoft Entertainment SA (a)	21,613	1,513,246
Unibail-Rodamco-Westfield REIT (a)	30,212	2,615,117
Valeo SA	53,270	1,602,697
Veolia Environnement SA	120,108	3,627,849
Vinci SA	120,799	12,891,572
Vivendi SE	158,903	5,338,595
Wendel SE	6,806	915,279
Worldline SA (a)(c)	54,668	5,117,744
		411,092,466
GERMANY — 9.1%
adidas AG	42,839	15,946,998
Allianz SE	93,844	23,404,215
Aroundtown SA	214,113	1,670,772
BASF SE	208,073	16,394,329
Bayer AG	222,880	13,535,496
Bayerische Motoren Werke AG	76,032	8,052,761
Bayerische Motoren Werke AG Preference Shares	12,415	1,116,000
Bechtle AG	6,283	1,167,201
Beiersdorf AG	22,225	2,681,788
Brenntag SE	35,734	3,323,202
Carl Zeiss Meditec AG	8,952	1,729,907
Commerzbank AG (a)	228,232	1,619,091
Continental AG (a)	25,377	3,731,128
Covestro AG (c)	42,971	2,775,245
Daimler AG	193,809	17,306,817
Deutsche Bank AG (a)	459,685	5,988,916
Deutsche Boerse AG	43,094	7,522,685
Deutsche Lufthansa AG (a)(b)	64,206	722,587
Deutsche Post AG	223,172	15,180,887
Deutsche Telekom AG	755,484	15,958,286
Deutsche Wohnen SE	78,496	4,801,502
E.ON SE	510,151	5,901,057
Evonik Industries AG	48,315	1,620,353
Fresenius Medical Care AG & Co. KGaA	49,013	4,071,043
Fresenius SE & Co. KGaA	96,890	5,055,109
Fuchs Petrolub SE Preference Shares	15,262	742,430
GEA Group AG	34,919	1,414,581
Hannover Rueck SE	14,101	2,359,528
HeidelbergCement AG	33,201	2,848,249
HelloFresh SE (a)	36,737	3,571,576
Henkel AG & Co. KGaA Preference Shares	41,512	4,383,360
Henkel AG & Co. KGaA	23,494	2,163,449
Infineon Technologies AG	294,565	11,814,165
Just Eat Takeaway.com NV (a)(c)	41,927	3,871,794
KION Group AG	17,206	1,833,966
Knorr-Bremse AG	16,134	1,855,932
Security Description	Shares	Value
LANXESS AG	20,037	$ 1,373,913
LEG Immobilien SE	17,450	2,513,282
Merck KGaA	29,082	5,576,768
MTU Aero Engines AG	12,036	2,981,734
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	31,922	8,742,917
Nemetschek SE	13,024	996,522
Porsche Automobil Holding SE Preference Shares	34,064	3,650,229
Puma SE	24,763	2,952,797
Rational AG	1,178	1,067,301
RWE AG	148,697	5,388,946
SAP SE	237,370	33,453,130
Sartorius AG Preference Shares	5,852	3,046,612
Scout24 AG (c)	19,326	1,629,979
Siemens AG	174,006	27,572,997
Siemens Energy AG (a)	90,243	2,720,429
Siemens Healthineers AG (c)	62,865	3,852,829
Symrise AG	28,935	4,031,899
TeamViewer AG (a)(c)	33,621	1,264,713
Telefonica Deutschland Holding AG	255,715	674,737
Uniper SE	20,430	752,520
United Internet AG	23,175	947,622
Volkswagen AG	7,600	2,494,755
Volkswagen AG Preference Shares	42,170	10,561,991
Vonovia SE	120,047	7,761,675
Zalando SE (a)(c)	44,475	5,377,142
		359,523,844
HONG KONG — 2.6%
AIA Group, Ltd.	2,749,400	34,164,592
Bank of East Asia, Ltd.	339,039	629,544
CK Asset Holdings, Ltd.	471,899	3,257,053
CK Infrastructure Holdings, Ltd.	153,000	912,186
CLP Holdings, Ltd.	365,500	3,614,595
Hang Lung Properties, Ltd.	450,000	1,092,862
Hang Seng Bank, Ltd.	170,100	3,397,247
Henderson Land Development Co., Ltd.	323,436	1,532,665
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	586,990	594,862
HKT Trust & HKT, Ltd. Stapled Security	919,000	1,252,023
Hong Kong & China Gas Co., Ltd.	2,489,995	3,866,845
Hong Kong Exchanges & Clearing, Ltd.	274,830	16,378,287
Hongkong Land Holdings, Ltd.	254,100	1,209,516
Jardine Matheson Holdings, Ltd.	47,100	3,010,632
Link REIT	463,018	4,486,579

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Melco Resorts & Entertainment, Ltd. ADR (a)	52,823	$ 875,277
MTR Corp., Ltd.	346,101	1,927,525
New World Development Co., Ltd.	349,269	1,814,741
Power Assets Holdings, Ltd.	316,000	1,938,925
Sino Land Co., Ltd.	732,759	1,154,924
Sun Hung Kai Properties, Ltd.	290,000	4,320,583
Swire Pacific, Ltd. Class A	113,500	769,494
Swire Properties, Ltd.	294,600	878,203
Techtronic Industries Co., Ltd.	305,500	5,334,355
WH Group, Ltd. (c)	2,056,809	1,848,674
Wharf Real Estate Investment Co., Ltd.	371,000	2,156,963
Xinyi Glass Holdings, Ltd.	418,000	1,703,574
		104,122,726
IRELAND — 0.7%
CRH PLC	179,063	9,024,914
Flutter Entertainment PLC (a)	38,303	6,936,176
Kerry Group PLC Class A	36,348	5,077,782
Kingspan Group PLC	34,336	3,242,868
Smurfit Kappa Group PLC	56,403	3,060,142
		27,341,882
ISRAEL — 0.6%
Azrieli Group, Ltd.	9,439	664,800
Bank Hapoalim BM (a)	243,316	1,953,398
Bank Leumi Le-Israel BM (a)	315,202	2,395,090
Check Point Software Technologies, Ltd. (a)	25,910	3,008,928
Elbit Systems, Ltd.	6,111	791,420
ICL Group, Ltd.	162,743	1,104,265
Israel Discount Bank, Ltd. Class A (a)	258,897	1,233,108
Mizrahi Tefahot Bank, Ltd. (a)	33,833	1,042,453
Nice, Ltd. (a)	14,292	3,492,187
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	166,228	1,645,657
Teva Pharmaceutical Industries, Ltd. (a)	71,135	708,403
Wix.com, Ltd. (a)	12,700	3,686,556
		21,726,265
ITALY — 2.0%
Amplifon SpA	28,656	1,415,059
Assicurazioni Generali SpA	245,378	4,919,252
Atlantia SpA (a)	109,746	1,987,358
Davide Campari-Milano NV	126,872	1,699,418
DiaSorin SpA	5,764	1,090,267
Enel SpA	1,847,104	17,155,853
Eni SpA	578,703	7,048,139
Ferrari NV	28,263	5,831,977
FinecoBank Banca Fineco SpA (a)	135,677	2,365,222
Security Description	Shares	Value
Infrastrutture Wireless Italiane SpA (c)	77,345	$ 872,474
Intesa Sanpaolo SpA	3,764,983	10,400,974
Mediobanca Banca di Credito Finanziario SpA (a)	138,135	1,613,572
Moncler SpA	43,096	2,916,198
Nexi SpA (a)(c)	97,740	2,145,493
Poste Italiane SpA (c)	121,311	1,604,070
Prysmian SpA	60,742	2,177,587
Recordati Industria Chimica e Farmaceutica SpA	22,652	1,294,798
Snam SpA	474,615	2,743,875
Telecom Italia SpA (d)	2,216,193	1,100,946
Telecom Italia SpA (d)	1,340,681	710,374
Terna SPA	315,092	2,348,128
UniCredit SpA	488,693	5,766,436
		79,207,470
JAPAN — 22.6%
ABC-Mart, Inc.	8,800	505,055
Acom Co., Ltd.	91,400	398,573
Advantest Corp.	45,000	4,058,474
Aeon Co., Ltd.	148,900	4,004,563
AGC, Inc. (b)	45,000	1,889,359
Aisin Corp.	37,200	1,592,035
Ajinomoto Co., Inc.	110,500	2,871,268
ANA Holdings, Inc. (a)	39,200	922,519
Asahi Group Holdings, Ltd. (b)	102,600	4,798,600
Asahi Intecc Co., Ltd.	43,800	1,048,138
Asahi Kasei Corp.	290,300	3,192,280
Astellas Pharma, Inc.	425,900	7,423,223
Azbil Corp.	28,400	1,178,322
Bandai Namco Holdings, Inc.	45,400	3,152,926
Bridgestone Corp. (b)	127,000	5,784,170
Brother Industries, Ltd.	53,900	1,076,640
Canon, Inc. (b)	226,200	5,121,548
Capcom Co., Ltd.	40,600	1,188,846
Casio Computer Co., Ltd.	41,000	685,981
Central Japan Railway Co.	33,400	5,070,637
Chiba Bank, Ltd.	135,500	816,736
Chubu Electric Power Co., Inc.	153,000	1,872,007
Chugai Pharmaceutical Co., Ltd.	151,700	6,016,609
Concordia Financial Group, Ltd.	242,100	887,780
Cosmos Pharmaceutical Corp. (b)	3,900	572,754
CyberAgent, Inc.	88,800	1,908,172
Dai Nippon Printing Co., Ltd.	58,500	1,238,098
Daifuku Co., Ltd.	22,600	2,054,545
Dai-ichi Life Holdings, Inc.	241,500	4,425,723
Daiichi Sankyo Co., Ltd.	390,500	8,424,653
Daikin Industries, Ltd.	56,600	10,550,987
Daito Trust Construction Co., Ltd.	15,100	1,652,987

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Daiwa House Industry Co., Ltd.	129,000	$ 3,876,160
Daiwa House REIT Investment Corp.	452	1,333,724
Daiwa Securities Group, Inc.	327,300	1,799,133
Denso Corp.	97,600	6,664,658
Dentsu Group, Inc. (b)	47,400	1,697,585
Disco Corp.	6,400	1,957,654
East Japan Railway Co.	69,800	4,985,175
Eisai Co., Ltd.	56,500	5,561,424
ENEOS HoldingS, Inc.	701,100	2,936,673
FANUC Corp.	43,600	10,525,831
Fast Retailing Co., Ltd.	13,300	10,021,434
Fuji Electric Co., Ltd.	30,600	1,430,886
FUJIFILM Holdings Corp.	80,200	5,953,399
Fujitsu, Ltd.	44,300	8,302,009
GLP J-Reit	977	1,686,577
GMO Payment Gateway, Inc.	9,000	1,173,349
Hakuhodo DY Holdings, Inc.	55,500	862,078
Hamamatsu Photonics KK	32,300	1,949,815
Hankyu Hanshin Holdings, Inc.	50,400	1,555,275
Harmonic Drive Systems, Inc.	8,900	490,747
Hikari Tsushin, Inc.	4,800	843,752
Hino Motors, Ltd.	63,000	554,563
Hirose Electric Co., Ltd.	7,210	1,055,613
Hisamitsu Pharmaceutical Co., Inc.	11,400	561,834
Hitachi Construction Machinery Co., Ltd.	24,800	758,591
Hitachi Metals, Ltd. (a)	53,700	1,027,649
Hitachi, Ltd.	220,000	12,608,523
Honda Motor Co., Ltd.	367,800	11,764,033
Hoshizaki Corp.	11,500	978,106
Hoya Corp.	85,400	11,333,832
Hulic Co., Ltd. (b)	65,600	738,805
Ibiden Co., Ltd.	24,300	1,311,442
Idemitsu Kosan Co., Ltd.	47,840	1,156,453
Iida Group Holdings Co., Ltd.	35,900	925,074
Inpex Corp. (b)	226,600	1,692,507
Isuzu Motors, Ltd.	127,300	1,682,576
Ito En, Ltd.	11,600	688,747
ITOCHU Corp.	273,600	7,888,278
Itochu Techno-Solutions Corp.	22,200	688,062
Japan Airlines Co., Ltd. (a)	28,300	612,202
Japan Exchange Group, Inc.	120,400	2,679,413
Japan Metropolitan Fund Invest REIT	1,658	1,798,569
Japan Post Bank Co., Ltd.	94,700	796,064
Japan Post Holdings Co., Ltd.	354,500	2,907,481
Japan Post Insurance Co., Ltd.	55,900	1,034,495
Japan Real Estate Investment Corp. REIT	281	1,729,192
Japan Tobacco, Inc. (b)	271,300	5,129,499
Security Description	Shares	Value
JFE Holdings, Inc.	117,800	$ 1,380,825
JSR Corp.	43,400	1,313,848
Kajima Corp.	98,500	1,248,667
Kakaku.com, Inc.	33,100	1,000,545
Kansai Electric Power Co., Inc.	159,100	1,518,754
Kansai Paint Co., Ltd.	37,800	964,157
Kao Corp.	111,200	6,847,932
KDDI Corp.	366,300	11,435,530
Keio Corp.	22,700	1,335,535
Keisei Electric Railway Co., Ltd.	26,300	840,017
Keyence Corp.	44,000	22,227,948
Kikkoman Corp.	33,200	2,192,594
Kintetsu Group Holdings Co., Ltd. (a)	38,900	1,366,880
Kirin Holdings Co., Ltd. (b)	187,100	3,651,307
Kobayashi Pharmaceutical Co., Ltd. (b)	11,200	957,636
Kobe Bussan Co., Ltd.	30,400	958,645
Koei Tecmo Holdings Co., Ltd.	13,520	660,225
Koito Manufacturing Co., Ltd.	22,500	1,400,802
Komatsu, Ltd.	202,700	5,041,475
Konami Holdings Corp.	20,700	1,243,977
Kose Corp.	7,100	1,118,191
Kubota Corp. (b)	227,000	4,595,630
Kurita Water Industries, Ltd.	23,800	1,142,932
Kyocera Corp.	72,900	4,511,012
Kyowa Kirin Co., Ltd. (b)	63,500	2,254,167
Lasertec Corp. (b)	17,300	3,365,231
Lawson, Inc.	12,000	555,726
Lion Corp. (b)	53,300	903,781
Lixil Corp.	58,000	1,501,342
M3, Inc.	101,800	7,441,242
Makita Corp.	51,600	2,431,462
Marubeni Corp.	362,400	3,154,470
Mazda Motor Corp. (a)	126,500	1,189,891
McDonald's Holdings Co. Japan, Ltd. (b)	16,000	706,370
Medipal Holdings Corp.	46,900	896,674
MEIJI Holdings Co., Ltd.	27,200	1,629,696
Mercari, Inc. (a)(b)	21,800	1,158,843
MINEBEA MITSUMI, Inc.	79,200	2,097,205
MISUMI Group, Inc.	63,200	2,141,022
Mitsubishi Chemical Holdings Corp.	282,700	2,377,696
Mitsubishi Corp.	282,000	7,693,450
Mitsubishi Electric Corp.	418,100	6,074,297
Mitsubishi Estate Co., Ltd.	273,800	4,431,766
Mitsubishi Gas Chemical Co., Inc.	35,900	762,054
Mitsubishi HC Capital, Inc.	165,100	885,075
Mitsubishi Heavy Industries, Ltd.	73,400	2,161,858
Mitsubishi UFJ Financial Group, Inc.	2,770,700	14,980,603

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Mitsui & Co., Ltd.	355,700	$ 8,013,585
Mitsui Chemicals, Inc.	41,300	1,427,025
Mitsui Fudosan Co., Ltd.	211,300	4,898,413
Miura Co., Ltd.	19,600	850,293
Mizuho Financial Group, Inc.	541,540	7,745,696
MonotaRO Co., Ltd.	57,200	1,355,401
MS&AD Insurance Group Holdings, Inc.	98,800	2,855,666
Murata Manufacturing Co., Ltd.	130,800	9,995,906
Nabtesco Corp. (b)	24,800	938,463
NEC Corp.	56,200	2,896,333
Nexon Co., Ltd.	105,500	2,353,527
NGK Insulators, Ltd.	63,900	1,073,156
NH Foods, Ltd.	21,000	817,371
Nidec Corp.	101,600	11,785,746
Nihon M&A Center, Inc.	69,400	1,801,436
Nintendo Co., Ltd.	25,400	14,788,251
Nippon Building Fund, Inc. REIT (b)	347	2,166,601
Nippon Express Co., Ltd.	17,100	1,303,415
Nippon Paint Holdings Co., Ltd. (b)	165,000	2,241,824
Nippon Prologis REIT, Inc.	499	1,589,301
Nippon Sanso Holdings Corp.	34,900	715,986
Nippon Shinyaku Co., Ltd.	11,200	889,017
Nippon Steel Corp.	190,200	3,210,557
Nippon Telegraph & Telephone Corp.	288,500	7,523,770
Nippon Yusen KK	36,900	1,871,763
Nissan Chemical Corp.	28,900	1,416,488
Nissan Motor Co., Ltd. (a)	525,100	2,608,232
Nisshin Seifun Group, Inc.	46,800	685,197
Nissin Foods Holdings Co., Ltd.	15,300	1,102,802
Nitori Holdings Co., Ltd.	18,500	3,276,962
Nitto Denko Corp.	36,000	2,688,891
Nomura Holdings, Inc.	709,300	3,628,620
Nomura Real Estate Holdings, Inc.	30,100	764,229
Nomura Real Estate Master Fund, Inc. REIT	944	1,514,789
Nomura Research Institute, Ltd.	78,400	2,595,910
NSK, Ltd.	85,800	725,887
NTT Data Corp.	146,900	2,293,699
Obayashi Corp.	143,500	1,141,639
Obic Co., Ltd.	15,700	2,929,516
Odakyu Electric Railway Co., Ltd.	62,300	1,575,041
Oji Holdings Corp.	182,000	1,046,184
Olympus Corp.	269,800	5,367,316
Omron Corp.	41,800	3,317,939
Ono Pharmaceutical Co., Ltd.	82,700	1,847,133
Oracle Corp. Japan	7,900	605,009
Oriental Land Co., Ltd.	45,100	6,432,408
ORIX Corp.	287,800	4,860,628
Security Description	Shares	Value
Orix JREIT, Inc.	644	$ 1,240,537
Osaka Gas Co., Ltd.	85,000	1,584,512
Otsuka Corp.	24,100	1,265,907
Otsuka Holdings Co., Ltd. (b)	88,200	3,661,027
Pan Pacific International Holdings Corp.	88,400	1,836,656
Panasonic Corp.	508,300	5,887,194
PeptiDream, Inc. (a)	21,300	1,045,905
Persol Holdings Co., Ltd.	41,200	814,794
Pigeon Corp. (b)	25,300	713,479
Pola Orbis Holdings, Inc. (b)	20,800	549,844
Rakuten Group, Inc.	199,300	2,251,754
Recruit Holdings Co., Ltd.	307,500	15,154,744
Renesas Electronics Corp. (a)	295,100	3,193,217
Resona Holdings, Inc.	468,000	1,801,330
Ricoh Co., Ltd.	145,300	1,632,481
Rinnai Corp.	7,700	733,300
Rohm Co., Ltd.	20,800	1,924,642
Ryohin Keikaku Co., Ltd.	56,200	1,179,800
Santen Pharmaceutical Co., Ltd.	78,900	1,087,639
SBI Holdings, Inc.	54,100	1,280,969
SCSK Corp.	11,000	656,095
Secom Co., Ltd.	46,700	3,552,886
Seiko Epson Corp.	62,200	1,095,043
Sekisui Chemical Co., Ltd.	81,000	1,385,882
Sekisui House, Ltd.	145,600	2,989,004
Seven & i Holdings Co., Ltd.	170,800	8,151,433
SG Holdings Co., Ltd.	73,800	1,936,926
Sharp Corp. (b)	52,900	873,644
Shimadzu Corp.	52,700	2,039,341
Shimano, Inc.	16,900	4,012,208
Shimizu Corp.	125,300	961,849
Shin-Etsu Chemical Co., Ltd.	80,400	13,459,159
Shionogi & Co., Ltd.	61,300	3,198,381
Shiseido Co., Ltd.	92,200	6,787,694
Shizuoka Bank, Ltd. (b)	103,100	797,936
SMC Corp.	13,000	7,689,432
Softbank Corp.	659,900	8,641,902
SoftBank Group Corp.	283,700	19,873,570
Sohgo Security Services Co., Ltd.	15,800	720,317
Sompo Holdings, Inc.	74,600	2,759,777
Sony Group Corp.	285,700	27,838,954
Square Enix Holdings Co., Ltd.	18,900	938,274
Stanley Electric Co., Ltd.	26,500	767,614
Subaru Corp.	136,900	2,703,094
SUMCO Corp. (b)	61,500	1,509,933
Sumitomo Chemical Co., Ltd.	354,200	1,879,663
Sumitomo Corp.	273,700	3,669,390
Sumitomo Dainippon Pharma Co., Ltd.	37,000	776,070
Sumitomo Electric Industries, Ltd.	174,500	2,576,858

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Sumitomo Metal Mining Co., Ltd.	55,000	$ 2,143,211
Sumitomo Mitsui Financial Group, Inc.	296,900	10,245,310
Sumitomo Mitsui Trust Holdings, Inc.	74,900	2,380,820
Sumitomo Realty & Development Co., Ltd.	73,200	2,618,290
Suntory Beverage & Food, Ltd. (b)	29,500	1,111,001
Suzuki Motor Corp.	81,000	3,430,769
Sysmex Corp.	39,000	4,638,256
T&D Holdings, Inc.	119,000	1,539,634
Taisei Corp.	44,200	1,449,572
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	434,228
Takeda Pharmaceutical Co., Ltd.	359,117	12,033,121
TDK Corp.	28,500	3,463,961
Terumo Corp.	148,700	6,031,601
THK Co., Ltd. (b)	24,600	734,742
TIS, Inc.	51,100	1,306,160
Tobu Railway Co., Ltd.	41,600	1,076,450
Toho Co., Ltd.	23,800	982,107
Toho Gas Co., Ltd.	17,900	877,340
Tohoku Electric Power Co., Inc.	96,500	756,420
Tokio Marine Holdings, Inc.	141,700	6,521,341
Tokyo Century Corp.	9,800	527,129
Tokyo Electric Power Co. Holdings, Inc. (a)	351,200	1,044,202
Tokyo Electron, Ltd.	34,100	14,771,853
Tokyo Gas Co., Ltd.	88,000	1,662,636
Tokyu Corp.	110,800	1,508,413
TOPPAN, INC.	59,400	955,302
Toray Industries, Inc.	303,500	2,021,055
Toshiba Corp. (b)	91,100	3,943,918
Tosoh Corp.	54,900	947,729
TOTO, Ltd.	32,800	1,699,252
Toyo Suisan Kaisha, Ltd.	19,300	743,378
Toyota Industries Corp.	34,100	2,952,527
Toyota Motor Corp.	481,800	42,150,446
Toyota Tsusho Corp.	47,600	2,251,554
Trend Micro, Inc.	32,100	1,683,233
Tsuruha Holdings, Inc.	8,200	953,798
Unicharm Corp.	89,700	3,612,569
United Urban Investment Corp. REIT	602	871,623
USS Co., Ltd.	53,400	932,419
Welcia Holdings Co., Ltd.	21,000	686,819
West Japan Railway Co.	37,200	2,122,937
Yakult Honsha Co., Ltd.	29,300	1,660,483
Yamada Holdings Co., Ltd.	160,900	743,686
Yamaha Corp.	31,400	1,705,937
Yamaha Motor Co., Ltd. (b)	63,400	1,725,092
Yamato Holdings Co., Ltd.	65,200	1,856,311
Yaskawa Electric Corp.	56,200	2,749,491
Security Description	Shares	Value
Yokogawa Electric Corp.	54,700	$ 818,110
Z Holdings Corp.	592,500	2,972,376
ZOZO, Inc.	27,700	942,134
		893,447,961
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	37,237	1,258,248
LUXEMBOURG — 0.2%
ArcelorMittal SA	158,813	4,868,497
Eurofins Scientific SE (a)	30,946	3,537,772
		8,406,269
MACAU — 0.2%
Galaxy Entertainment Group, Ltd. (a)	483,000	3,865,443
Sands China, Ltd. (a)	553,200	2,329,383
SJM Holdings, Ltd. (a)	457,000	499,026
Wynn Macau, Ltd. (a)	316,800	498,503
		7,192,355
NETHERLANDS — 4.8%
ABN AMRO Bank NV (a)(c)	90,661	1,095,792
Adyen NV (a)(c)	4,488	10,966,644
Aegon NV	410,480	1,703,273
Akzo Nobel NV	42,537	5,256,333
Argenx SE (a)	10,057	3,042,476
ASM International NV	10,513	3,453,462
ASML Holding NV	95,197	65,410,887
EXOR NV	24,121	1,932,561
Heineken Holding NV	25,625	2,581,520
Heineken NV	58,187	7,052,209
ING Groep NV	885,980	11,704,622
JDE Peet's NV (a)	17,251	626,014
Koninklijke Ahold Delhaize NV	242,398	7,206,621
Koninklijke DSM NV	39,125	7,303,102
Koninklijke KPN NV	765,637	2,391,591
Koninklijke Philips NV	210,782	10,446,100
Koninklijke Vopak NV	18,008	817,923
NN Group NV	70,234	3,313,298
Randstad NV	25,994	1,988,296
Royal Dutch Shell PLC Class A	928,810	18,563,959
Royal Dutch Shell PLC Class B	840,217	16,238,444
Wolters Kluwer NV	59,771	6,005,163
		189,100,290
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	166,643	749,885
Auckland International Airport, Ltd. (a)	272,054	1,382,010
Fisher & Paykel Healthcare Corp., Ltd.	131,099	2,850,761
Mercury NZ, Ltd.	166,846	777,613
Meridian Energy, Ltd.	305,752	1,138,724
Ryman Healthcare, Ltd.	94,456	866,595
Spark New Zealand, Ltd.	432,285	1,449,884

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Xero, Ltd. (a)	29,370	$ 3,022,991
		12,238,463
NORWAY — 0.5%
DNB ASA	217,000	4,730,767
Equinor ASA	226,820	4,801,988
Gjensidige Forsikring ASA	43,976	969,954
Mowi ASA	96,866	2,465,213
Norsk Hydro ASA	297,037	1,896,436
Orkla ASA	173,932	1,772,630
Schibsted ASA Class A	17,399	840,309
Schibsted ASA Class B	24,544	1,022,809
Telenor ASA	155,677	2,625,010
		21,125,116
POLAND — 0.0% (e)
InPost SA (a)	44,483	892,887
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	636,398	3,373,530
Galp Energia SGPS SA	106,082	1,151,347
Jeronimo Martins SGPS SA	58,599	1,068,796
		5,593,673
RUSSIA — 0.1%
Coca-Cola HBC AG (a)	42,572	1,537,322
Evraz PLC	126,311	1,032,995
		2,570,317
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(c)	34,927	4,614,182
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	747,915	1,641,385
CapitaLand Integrated Commercial Trust REIT	1,007,891	1,567,097
CapitaLand, Ltd.	615,482	1,698,734
City Developments, Ltd.	96,600	523,891
DBS Group Holdings, Ltd.	410,357	9,100,388
Genting Singapore, Ltd.	1,319,900	819,905
Keppel Corp., Ltd.	337,300	1,372,587
Mapletree Commercial Trust REIT	493,800	793,489
Mapletree Logistics Trust REIT	666,832	1,016,966
Oversea-Chinese Banking Corp., Ltd.	754,066	6,703,681
Singapore Airlines, Ltd. (a)	298,049	1,075,389
Singapore Exchange, Ltd.	182,300	1,516,228
Singapore Technologies Engineering, Ltd.	346,900	998,738
Singapore Telecommunications, Ltd.	1,811,900	3,086,781
United Overseas Bank, Ltd.	268,090	5,149,594
UOL Group, Ltd.	95,932	520,982
Venture Corp., Ltd.	61,500	878,898
		38,464,733
Security Description	Shares	Value
SOUTH AFRICA — 0.3%
Anglo American PLC	293,958	$ 11,664,887
SPAIN — 2.5%
ACS Actividades de Construccion y Servicios SA	57,937	1,552,103
Aena SME SA (a)(c)	16,681	2,735,852
Amadeus IT Group SA (a)	103,582	7,286,748
Banco Bilbao Vizcaya Argentaria SA	1,529,049	9,479,933
Banco Santander SA (a)	3,956,518	15,106,013
CaixaBank SA	1,015,829	3,124,920
Cellnex Telecom SA (c)	117,322	7,474,183
EDP Renovaveis SA	64,093	1,485,195
Enagas SA	57,883	1,337,518
Endesa SA (b)	72,976	1,770,655
Ferrovial SA	108,722	3,191,104
Grifols SA (b)	66,280	1,795,258
Iberdrola SA	1,317,615	16,063,121
Industria de Diseno Textil SA	250,285	8,818,318
Naturgy Energy Group SA	64,019	1,645,949
Red Electrica Corp. SA (b)	102,455	1,902,105
Repsol SA (b)	332,454	4,160,993
Siemens Gamesa Renewable Energy SA (a)	53,578	1,789,235
Telefonica SA	1,266,821	5,920,658
		96,639,861
SWEDEN — 3.4%
Alfa Laval AB	68,956	2,437,445
Assa Abloy AB Class B	225,531	6,798,512
Atlas Copco AB Class A	152,110	9,319,953
Atlas Copco AB Class B	87,420	4,599,896
Boliden AB	62,314	2,397,211
Electrolux AB Class B	48,614	1,348,913
Embracer Group AB (a)	57,040	1,544,028
Epiroc AB Class A	152,332	3,473,365
Epiroc AB Class B	92,670	1,819,885
EQT AB	56,904	2,066,660
Essity AB Class B	138,577	4,598,628
Evolution AB (c)	39,228	6,203,346
Fastighets AB Balder Class B (a)	23,305	1,463,350
H & M Hennes & Mauritz AB Class B (a)	163,087	3,871,151
Hexagon AB Class B	455,066	6,747,118
Husqvarna AB Class B	101,271	1,346,388
ICA Gruppen AB	22,934	1,068,107
Industrivarden AB Class A	24,590	956,900
Industrivarden AB Class C	35,307	1,293,026
Investment AB Latour Class B	30,644	1,006,160
Investor AB Class B	417,733	9,634,751
Kinnevik AB Class B (a)	54,272	2,174,142
L E Lundbergforetagen AB Class B	17,802	1,149,449
Lundin Energy AB	44,516	1,576,147

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
Nibe Industrier AB Class B	317,066	$ 3,337,439
Sandvik AB	256,784	6,563,611
Securitas AB Class B	76,709	1,211,787
Sinch AB (a)(c)	120,870	2,035,194
Skandinaviska Enskilda Banken AB Class A	364,332	4,709,565
Skanska AB Class B	74,574	1,979,420
SKF AB Class B	84,434	2,151,292
Svenska Cellulosa AB SCA Class B	141,992	2,328,581
Svenska Handelsbanken AB Class A	346,035	3,906,987
Swedbank AB Class A	208,854	3,888,836
Swedish Match AB	366,720	3,129,415
Tele2 AB Class B (b)	108,904	1,484,797
Telefonaktiebolaget LM Ericsson Class B	661,751	8,322,812
Telia Co. AB	574,818	2,552,760
Volvo AB Class A	44,538	1,105,098
Volvo AB Class B (b)	323,005	7,776,609
		135,378,734
SWITZERLAND — 9.5%
ABB, Ltd.	393,652	13,368,028
Adecco Group AG	33,927	2,307,190
Alcon, Inc.	114,094	7,995,899
Baloise Holding AG	10,935	1,707,060
Banque Cantonale Vaudoise	7,830	703,925
Barry Callebaut AG	838	1,949,153
Chocoladefabriken Lindt & Spruengli AG (d)	244	2,429,837
Chocoladefabriken Lindt & Spruengli AG (d)	24	2,515,930
Cie Financiere Richemont SA	117,899	14,278,999
Clariant AG	53,896	1,072,847
Credit Suisse Group AG	561,354	5,885,912
EMS-Chemie Holding AG	1,712	1,683,570
Geberit AG	8,239	6,185,824
Givaudan SA	2,120	9,868,946
Holcim, Ltd.	119,047	7,147,843
Julius Baer Group, Ltd.	50,226	3,280,842
Kuehne + Nagel International AG	12,317	4,218,707
Logitech International SA	38,502	4,669,307
Lonza Group AG	16,935	12,014,900
Nestle SA	653,555	81,465,470
Novartis AG	504,243	45,997,479
Partners Group Holding AG	5,182	7,856,951
Roche Holding AG Bearer Shares	7,111	2,891,019
Roche Holding AG	159,459	60,128,127
Schindler Holding AG (d)	9,092	2,783,617
Schindler Holding AG (d)	4,860	1,421,695
SGS SA	1,377	4,251,591
Sika AG	32,483	10,630,289
Sonova Holding AG	12,256	4,614,148
STMicroelectronics NV	151,893	5,512,879
Security Description	Shares	Value
Straumann Holding AG	2,365	$ 3,773,868
Swatch Group AG (d)	6,518	2,238,128
Swatch Group AG (d)	13,415	886,013
Swiss Life Holding AG	7,121	3,463,625
Swiss Prime Site AG	16,514	1,640,055
Swisscom AG	5,823	3,327,429
Temenos AG	15,104	2,428,143
UBS Group AG	831,993	12,745,195
Vifor Pharma AG	10,886	1,410,287
Zurich Insurance Group AG	34,130	13,705,908
		376,456,635
TAIWAN — 0.0% (e)
Sea, Ltd. ADR (a)	3,100	851,260
UNITED KINGDOM — 11.7%
3i Group PLC	225,508	3,654,224
Admiral Group PLC	46,217	2,007,333
Ashtead Group PLC	101,543	7,524,436
Associated British Foods PLC	80,678	2,469,790
AstraZeneca PLC	298,834	35,845,532
Auto Trader Group PLC (a)(c)	214,211	1,874,369
AVEVA Group PLC	25,570	1,309,802
Aviva PLC	903,736	5,067,524
BAE Systems PLC	727,740	5,247,857
Barclays PLC	3,987,645	9,426,544
Barratt Developments PLC	226,275	2,173,109
Berkeley Group Holdings PLC	27,613	1,752,808
BP PLC	4,604,623	20,037,330
British American Tobacco PLC	493,386	19,084,469
British Land Co. PLC REIT	195,810	1,338,713
BT Group PLC (a)	2,007,643	5,380,510
Bunzl PLC	78,737	2,598,545
Burberry Group PLC (a)	89,298	2,548,633
CK Hutchison Holdings, Ltd.	603,500	4,701,578
CNH Industrial NV	237,472	3,921,533
Coca-Cola Europacific Partners PLC (d)	24,266	1,425,616
Coca-Cola European Partners PLC (d)	23,700	1,405,884
Compass Group PLC (a)	410,059	8,621,766
Croda International PLC	32,385	3,296,315
DCC PLC	23,338	1,907,980
Diageo PLC	530,294	25,354,412
Direct Line Insurance Group PLC	313,441	1,234,059
Entain PLC (a)	135,800	3,274,574
Experian PLC	210,063	8,084,737
GlaxoSmithKline PLC	1,141,149	22,375,996
Halma PLC	85,146	3,166,464
Hargreaves Lansdown PLC	78,784	1,729,407
HSBC Holdings PLC	4,600,760	26,522,422
Imperial Brands PLC	214,401	4,611,589
Informa PLC (a)	354,199	2,454,370

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description	Shares	Value
InterContinental Hotels Group PLC (a)	40,626	$ 2,699,506
Intertek Group PLC	35,767	2,732,391
J Sainsbury PLC	424,217	1,592,842
JD Sports Fashion PLC	114,726	1,456,507
Johnson Matthey PLC	41,585	1,765,365
Kingfisher PLC	485,075	2,442,540
Land Securities Group PLC REIT	168,381	1,571,048
Legal & General Group PLC	1,348,671	4,799,402
Lloyds Banking Group PLC	15,982,833	10,308,913
London Stock Exchange Group PLC	74,344	8,185,392
M&G PLC	578,262	1,828,545
Melrose Industries PLC	1,075,500	2,304,398
Mondi PLC	112,574	2,956,347
National Grid PLC	807,217	10,268,118
Natwest Group PLC	1,072,932	3,011,835
Next PLC (a)	29,174	3,166,159
Ocado Group PLC (a)	107,997	2,988,325
Pearson PLC	177,492	2,035,130
Persimmon PLC	73,144	2,988,905
Phoenix Group Holdings PLC	126,470	1,181,752
Prudential PLC	592,554	11,243,249
Reckitt Benckiser Group PLC	161,649	14,285,143
RELX PLC (d)	328,431	8,706,715
RELX PLC (d)	107,309	2,860,755
Rentokil Initial PLC	407,362	2,785,614
Rolls-Royce Holdings PLC (a)	1,924,370	2,629,710
Sage Group PLC	253,546	2,396,487
Schroders PLC	29,656	1,439,216
Segro PLC REIT	270,316	4,087,170
Severn Trent PLC	55,915	1,931,867
Smith & Nephew PLC	198,406	4,282,625
Smiths Group PLC	90,381	1,985,224
Spirax-Sarco Engineering PLC	16,478	3,099,255
SSE PLC	233,444	4,838,981
St James's Place PLC	124,600	2,542,341
Standard Chartered PLC	600,229	3,822,550
Standard Life Aberdeen PLC	508,523	1,903,773
Taylor Wimpey PLC	844,503	1,854,372
Tesco PLC	1,736,093	5,347,068
Unilever PLC	597,610	34,925,673
United Utilities Group PLC	148,328	1,996,621
Vodafone Group PLC	6,101,056	10,226,905
Whitbread PLC (a)	47,598	2,052,848
Wm Morrison Supermarkets PLC	581,857	1,982,991
WPP PLC	277,941	3,740,554
		460,681,357
UNITED STATES — 1.3%
CyberArk Software, Ltd. (a)	8,100	1,055,187
Ferguson PLC	51,615	7,166,007
Security Description	Shares	Value
James Hardie Industries PLC CDI	103,737	$ 3,525,654
QIAGEN NV (a)	52,113	2,519,002
Schneider Electric SE	122,787	19,319,956
Stellantis NV (d)	201,298	3,948,419
Stellantis NV (d)	261,841	5,140,305
Swiss Re AG	69,687	6,293,580
Tenaris SA	105,028	1,144,889
		50,112,999
TOTAL COMMON STOCKS (Cost $2,830,292,355)		3,849,384,737

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
ACS Actividades de Construccion y Servicios SA (expiring 07/09/21) (a) (Cost: $87,641)	57,937	81,075
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.05% (f) (g)	62,800,132	62,818,972
State Street Navigator Securities Lending Portfolio II (h) (i)	61,180,836	61,180,836
TOTAL SHORT-TERM INVESTMENTS (Cost $123,995,276)		123,999,808
TOTAL INVESTMENTS — 100.6% (Cost $2,954,375,272)		3,973,465,620
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(25,123,963)
NET ASSETS — 100.0%		$ 3,948,341,657
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2021.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
At June 30, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	874	09/17/2021	$103,235,027	$100,689,170	$(2,545,857)
During the period ended June 30, 2021, average notional value related to futures contracts was $96,972,189.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,849,384,737	$—	$—	$3,849,384,737
Rights	81,075	—	—	81,075
Short-Term Investments	123,999,808	—	—	123,999,808
TOTAL INVESTMENTS	$3,973,465,620	$—	$—	$3,973,465,620
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(2,545,857)	—	—	(2,545,857)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (2,545,857)	$—	$—	$ (2,545,857)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of June 30, 2021

% of Net Assets
Financials	16.5%
Industrials	15.1
Consumer Discretionary	12.7
Health Care	12.1
Consumer Staples	10.3
Information Technology	8.9
Materials	7.7
Communication Services	4.8
Utilities	3.3
Energy	3.1
Real Estate	3.0
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	66,248,210	$66,261,459	$282,206,023	$285,657,872	$4,830	$4,532	62,800,132	$ 62,818,972	$ 22,658
State Street Navigator Securities Lending Portfolio II	23,014,357	23,014,357	266,597,910	228,431,431	—	—	61,180,836	61,180,836	139,990
Total		$89,275,816	$548,803,933	$514,089,303	$4,830	$4,532		$123,999,808	$162,648
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,849,465,812
Investments in affiliated issuers, at value	123,999,808
Total Investments	3,973,465,620
Foreign currency, at value	14,464,493
Net cash at broker	7,995,396
Dividends receivable — unaffiliated issuers	5,047,470
Dividends receivable — affiliated issuers	2,915
Securities lending income receivable — unaffiliated issuers	4,777
Securities lending income receivable — affiliated issuers	21,433
Receivable for foreign taxes recoverable	11,731,646
TOTAL ASSETS	4,012,733,750
LIABILITIES
Payable upon return of securities loaned	61,180,836
Payable to broker – accumulated variation margin on open futures contracts	2,543,340
Advisory fee payable	493,894
Custodian fees payable	124,286
Professional fees payable	29,431
Printing and postage fees payable	216
Accrued expenses and other liabilities	20,090
TOTAL LIABILITIES	64,392,093
NET ASSETS	$3,948,341,657
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,830,379,996
Investments in affiliated issuers	123,995,276
Total cost of investments	$2,954,375,272
Foreign currency, at cost	$ 14,611,703
* Includes investments in securities on loan, at value	$ 80,512,417
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 69,231,456
Dividend income — affiliated issuers	22,658
Unaffiliated securities lending income	31,614
Affiliated securities lending income	139,990
Foreign taxes withheld	(6,023,399)
TOTAL INVESTMENT INCOME (LOSS)	63,402,319
EXPENSES
Advisory fee	2,314,753
Custodian fees	242,001
Trustees’ fees and expenses	32,973
Professional fees and expenses	36,526
Printing and postage fees	7,159
Insurance expense	456
Miscellaneous expenses	21,525
TOTAL EXPENSES	2,655,393
NET INVESTMENT INCOME (LOSS)	$ 60,746,926
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,824,455
Investments — affiliated issuers	4,830
Foreign currency transactions	(13,734)
Futures contracts	13,246,122
Net realized gain (loss)	15,061,673
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	248,936,706
Investments — affiliated issuers	4,532
Foreign currency translations	(861,364)
Futures contracts	(4,351,777)
Net change in unrealized appreciation/depreciation	243,728,097
NET REALIZED AND UNREALIZED GAIN (LOSS)	258,789,770
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$319,536,696
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 60,746,926	$ 79,376,253
Net realized gain (loss)	15,061,673	(107,404,189)
Net change in unrealized appreciation/depreciation	243,728,097	278,860,646
Net increase (decrease) in net assets resulting from operations	319,536,696	250,832,710
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	228,439,169	768,794,916
Withdrawals	(255,456,583)	(1,090,211,334)
Net increase (decrease) in net assets from capital transactions	(27,017,414)	(321,416,418)
Net increase (decrease) in net assets during the period	292,519,282	(70,583,708)
Net assets at beginning of period	3,655,822,375	3,726,406,083
NET ASSETS AT END OF PERIOD	$3,948,341,657	$ 3,655,822,375
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 04/29/16* - 12/31/16
Total return (a)	8.87%	7.96%	22.11%	(13.83)%	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,948,342	$3,655,822	$3,726,406	$2,809,510	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.14%(b)	0.14%	0.15%	0.15%	0.14%	0.15%(b)
Net investment income (loss)	3.21%(b)	2.35%	3.17%	2.96%	2.80%	2.57%(b)
Portfolio turnover rate	4%(c)	8%	3%	14%	4%	1%(c)
*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2021, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$2,543,340	$—	$2,543,340

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	13,246,122	$—	13,246,122
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	(4,351,777)	$—	(4,351,777)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2021, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2021, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$203,704,666	$159,256,798
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,030,285,432	$940,634,331	$—	$940,634,331
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 80,512,417	$ 61,180,836	$ 24,199,302	$ 85,380,138
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2021:
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$61,180,836	$—	$—	$—	$61,180,836	$61,180,836
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2021.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
Market prices of investments held by a Portfolio will go up or down, sometimes rapidly or unpredictably. A Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession,
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
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Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,088.70	$0.73	$1,024.10	$0.70
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders), including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. The Independent Trustees considered, among other things, the following:
_______________________________________________
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
2On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trusts determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the State Street Hedged International Developed Equity Index Fund (the “Fund”), which gains all of its investment exposure to the constituents of its benchmark index by investing in the Portfolio:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2020, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, and transfer agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2020; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Portfolio and transfer agent and securities lending agent for the Fund, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 24-25, 2021;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
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OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 24-25, 2021 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2021, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Fund Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one-, three- and five-year periods ended December 31, 2020. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Portfolio. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 5-year periods and was above the median of its Performance Group for the 3-year period. The Board also considered the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-year period and was above its Lipper Index for the 3- and 5-year periods.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe and Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Portfolio. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDESAR

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 3, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 3, 2021